Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Registrant Name	Yandex N.V.
Entity Central Index Key	0001513845
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Common Class A
Entity Common Stock, Shares Outstanding	202,318,864
Common Class B
Entity Common Stock, Shares Outstanding	125,441,218

CONSOLIDATED BALANCE SHEETS In Millions, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2012 RUB	Dec. 31, 2011 EUR (€)	Dec. 31, 2011 RUB	Dec. 31, 2012 Priority share USD ($)	Dec. 31, 2012 Priority share RUB	Dec. 31, 2011 Priority share RUB	Dec. 31, 2012 Preference shares USD ($)	Dec. 31, 2012 Preference shares RUB	Dec. 31, 2011 Preference shares RUB
Current assets:
Cash and cash equivalents	$ 244.5		7,425		5,930
Marketable securities	2.5		76
Term deposits	152.4		4,629		4,789
Accounts receivable, net	58.2		1,767		1,246
Prepaid expenses	19.7		597		620
Assets held for sale	66.6		2,024		1,656
Deferred tax assets	15		456		296
Other current assets	40.1		1,217		529
Total current assets	599		18,191		15,066
Property and equipment, net	266.5		8,095		6,916
Intangible assets, net	10.6		323		481
Goodwill	24.7		750		754
Long-term prepaid expenses	22.9		695		616
Restricted cash	7		214		454
Term deposits	340.1		10,330		2,344
Investments in non-marketable equity securities	16.5		500		569
Investments in debt securities	158.4		4,810		6,733
Deferred tax assets	1.2		35		2
Other non-current assets	11.3		342		141
TOTAL ASSETS	1,458.2		44,285		34,076
Current liabilities:
Accounts payable and accrued liabilities	82.8		2,513		1,710
Taxes payable	47.9		1,455		906
Deferred revenue	36		1,092		899
Liabilities related to assets held for sale	53.3		1,619		1,196
Deferred tax liabilities	0.1		3
Total current liabilities	220.1		6,682		4,711
Deferred tax liabilities	14.8		448		189
Other accrued liabilities	3.6		108		223
Total liabilities	238.5		7,238		5,123
Commitments and contingencies
Shareholders' equity:
Preferred share
Ordinary shares: par value (Class A Euro 0.01, Class B Euro 0.10 and Class C Euro 0.09); shares authorized (Class A 2,000,000,000 and 2,000,000,000, Class B 273,764,304 and 159,494,722, and Class C 276,063,445 and 159,494,722); shares issued (Class A 159,217,348 and 202,318,864, Class B 164,621,382 and 125,441,218, and Class C 109,142,922 and 27,972,630, respectively); shares outstanding (Class A 159,217,348 and 202,318,864, Class B 164,621,382 and 125,441,218, and Class C nil and nil, respectively)	14.7	17	445	27.9	595
Additional paid-in capital	448.3		13,617		12,729
Accumulated other comprehensive income	31.6		961		1,828
Retained earnings	725.1		22,024		13,801
Total shareholders' equity	1,219.7		37,047		28,953
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,458.2		44,285		34,076

CONSOLIDATED BALANCE SHEETS (Parenthetical) (EUR €)	Dec. 31, 2012	Dec. 31, 2011
Priority share
Preferred share, par value (in euros per share)	€ 1	€ 1
Preferred share, share authorized	1	1
Preferred share, share issued	1	1
Preferred share, share outstanding	1	1
Preference shares
Preferred share, par value (in euros per share)	€ 0.01	€ 0.01
Preferred share, share authorized	2,000,000,001	2,000,000,001
Preferred share, share issued	0	0
Preferred share, share outstanding	0	0
Common Class A
Ordinary shares, par value (in euros per share)	€ 0.01	€ 0.01
Ordinary shares, shares authorized	2,000,000,000	2,000,000,000
Ordinary shares, shares issued	202,318,864	159,217,348
Ordinary shares, shares outstanding	202,318,864	159,217,348
Common Class B
Ordinary shares, par value (in euros per share)	€ 0.1	€ 0.1
Ordinary shares, shares authorized	159,494,722	273,764,304
Ordinary shares, shares issued	125,441,218	164,621,382
Ordinary shares, shares outstanding	125,441,218	164,621,382
Common Class C
Ordinary shares, par value (in euros per share)	€ 0.09	€ 0.09
Ordinary shares, shares authorized	159,494,722	276,063,445
Ordinary shares, shares issued	27,972,630	109,142,922
Ordinary shares, shares outstanding	0	0

CONSOLIDATED STATEMENTS OF INCOME In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 RUB		Dec. 31, 2011 RUB		Dec. 31, 2010 RUB
CONSOLIDATED STATEMENTS OF INCOME
Revenues	$ 947.1		28,767		20,033		12,500
Operating costs and expenses:
Cost of revenues	236.7	[1]	7,188	[1]	4,707	[1]	2,585	[1]
Product development	140.7	[1]	4,274	[1]	3,124	[1]	2,073	[1]
Sales, general and administrative	161.3	[1]	4,900	[1]	3,294	[1]	1,838	[1]
Depreciation and amortization	97.2		2,951		1,874		1,181
Total operating costs and expenses	635.9		19,313		12,999		7,677
Income from operations	311.2		9,454		7,034		4,823
Interest income	33		1,002		222		156
Other income, net	3.9		118		62		24
Net income before income taxes	348.1		10,574		7,318		5,003
Provision for income taxes	77.4		2,351		1,545		1,186
Net income	$ 270.7		8,223		5,773		3,817
Net income per Class A and Class B share:
Basic (in USD or RUR per share)	$ 0.83		25.21		18.3		12.56
Diluted (in USD or RUR per share)	$ 0.81		24.5		17.59		12.37
Weighted average number of Class A and Class B shares outstanding
Basic (in shares)	326,210,948		326,210,948		315,541,639		303,817,388
Diluted (in shares)	335,690,596		335,690,596		328,155,087		308,580,600

[1]	These balances exclude depreciation and amortization expenses, which are presented separately, and include share-based compensation expenses of:

CONSOLIDATED STATEMENTS OF INCOME (Parenthetical) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Cost of revenues USD ($)	Dec. 31, 2012 Cost of revenues RUB	Dec. 31, 2011 Cost of revenues RUB	Dec. 31, 2010 Cost of revenues RUB	Dec. 31, 2012 Product development USD ($)	Dec. 31, 2012 Product development RUB	Dec. 31, 2011 Product development RUB	Dec. 31, 2010 Product development RUB	Dec. 31, 2012 Sales, general and administrative USD ($)	Dec. 31, 2012 Sales, general and administrative RUB	Dec. 31, 2011 Sales, general and administrative RUB	Dec. 31, 2010 Sales, general and administrative RUB
Share-based compensation expenses	$ 1.1	33	26	16	$ 7.3	221	153	87	$ 4	122	150	57

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2010 RUB
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 270.7	8,223	5,773	3,817
Other comprehensive income:
Foreign currency translation adjustment	(28.5)	(867)	1,680	11
Total other comprehensive income	(28.5)	(867)	1,680	11
Comprehensive income	$ 242.2	7,356	7,453	3,828

CONSOLIDATED STATEMENTS OF CASH FLOWS In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2010 RUB
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 270.7	8,223	5,773	3,817
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of property and equipment	92.6	2,812	1,826	1,147
Amortization of acquisition-related intangible assets	4.6	139	48	34
Share-based compensation expense	12.4	376	286	160
Deferred income taxes	2.4	72	(169)	2
Foreign exchange (gains)/losses	1.9	57	(101)	(11)
Gain from sale of equity securities	(7.7)	(234)
Other	1.7	51	40
Changes in operating assets and liabilities excluding the effect of acquisitions:
Accounts receivable, net	(17.3)	(526)	(436)	(432)
Prepaid expenses and other assets	(30.4)	(923)	(974)	176
Accounts payable and accrued liabilities	42	1,277	1,044	634
Deferred revenue	6.4	195	347	166
Assets held for sale	(13.5)	(411)	(530)	(293)
Liabilities related to assets held for sale	13.8	421	352	275
Net cash provided by operating activities	379.6	11,529	7,506	5,675
CASH FLOWS USED IN INVESTING ACTIVITIES:
Purchase of property and equipment	(131.2)	(3,984)	(5,530)	(2,151)
Acquisitions of businesses, net of cash acquired			(735)	(143)
Investments in non-marketable equity securities	(1.6)	(47)	(478)	(92)
Proceeds from sale of equity securities	5.7	174
Investments in debt securities			(6,548)
Proceeds from maturity of debt securities	50.1	1,521
Investments in term deposits	(546)	(16,585)	(13,028)	(4,898)
Maturities of term deposits	280.3	8,512	9,200	3,366
Escrow cash deposit	7.2	219	(433)
Net cash used in investing activities	(335.5)	(10,190)	(17,552)	(3,918)
CASH FLOWS (USED IN)/PROVIDED BY FINANCING ACTIVITIES:
Dividends paid				(906)
Proceeds from exercise of share options	11.9	361	231	1
Repurchase of share options			(8)	(2)
Ordinary shares issuance costs			(28)
Proceeds from issuance of ordinary shares			11,403
Net cash (used in)/provided by financing activities	11.9	361	11,598	(907)
Effect of exchange rate changes on cash and cash equivalents	(6.7)	(205)	1,353	(24)
Net change in cash and cash equivalents	49.3	1,495	2,905	826
Cash and cash equivalents at beginning of period	195.2	5,930	3,025	2,199
Cash and cash equivalents at end of period	244.5	7,425	5,930	3,025
Supplemental disclosure of cash flow information:
Cash paid for income taxes	65.6	1,991	1,669	1,161
Cash paid for acquisitions			745	236
Non-cash investing activities:
Change in accounts payable for property and equipment	0.5	16	183	3
Non-cash consideration from sale of equity securities	4.7	144
Fair value of equity issued in connection with acquisitions				3

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY In Millions, except Share data, unless otherwise specified	Total USD ($)	Total RUB	Priority Share Issued and Outstanding	Ordinary Shares Issued and Outstanding USD ($)	Ordinary Shares Issued and Outstanding RUB	Additional Paid-In Capital USD ($)	Additional Paid-In Capital RUB	Accumulated Other Comprehensive Income/(Loss) USD ($)	Accumulated Other Comprehensive Income/(Loss) RUB	Retained Earnings USD ($)	Retained Earnings RUB
Balance at Dec. 31, 2009		6,536			981		296		137		5,122
Balance (in shares) at Dec. 31, 2009			1		303,815,518
Increase (Decrease) in Shareholders' Equity
Share-based compensation expense		160					160
Exercise of share options (Note 20)		1					1
Exercise of share options (Note 20) (in shares)					7,500
Repurchase of share options		(1)					(1)
Class B shares conversion					(9)		9
Issuance of restricted shares		3					3
Repurchase and cancellation of shares		(1)					(1)
Repurchase and cancellation of shares (in shares)					(7,500)
Dividends declared (Note 18)		(911)									(911)
Foreign currency translation adjustment		11							11
Net income		3,817									3,817
Balance at Dec. 31, 2010		9,615			972		467		148		8,028
Balance (in shares) at Dec. 31, 2010			1		303,815,518
Increase (Decrease) in Shareholders' Equity
Share-based compensation expense		286					286
Exercise of share options (Note 20)		231			1		230
Exercise of share options (Note 20) (in shares)					3,083,212
Repurchase of share options		(8)					(8)
Class B shares conversion					(385)		385
Issuance of shares at IPO		11,403			7		11,396
Issuance of shares at IPO (in shares)					16,940,000
Primary offering expenses		(27)					(27)
Foreign currency translation adjustment		1,680							1,680
Net income		5,773									5,773
Balance at Dec. 31, 2011		28,953			595		12,729		1,828		13,801
Balance (in shares) at Dec. 31, 2011			1		323,838,730
Increase (Decrease) in Shareholders' Equity
Share-based compensation expense		376					376
Share-based compensation tax benefits		2					2
Exercise of share options (Note 20)		360			1		359
Exercise of share options (Note 20) (in shares)					3,921,352
Class B shares conversion					(151)		151
Foreign currency translation adjustment	(28.5)	(867)							(867)
Net income	270.7	8,223									8,223
Balance at Dec. 31, 2012	$ 1,219.7	37,047		$ 14.7	445	$ 448.3	13,617	$ 31.6	961	$ 725.1	22,024
Balance (in shares) at Dec. 31, 2012			1	327,760,082

ORGANIZATION AND DESCRIPTION OF THE BUSINESS	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND DESCRIPTION OF THE BUSINESS
ORGANIZATION AND DESCRIPTION OF THE BUSINESS

1. ORGANIZATION AND DESCRIPTION OF THE BUSINESS

        Yandex N.V., together with its consolidated subsidiaries (together, the "Company"), is an internet and technology company and operates Russia's largest internet search engine. The Company generates substantially all of its revenues from online advertising. It also generates revenues from online payment commissions.

        Yandex N.V. was incorporated under the laws of the Netherlands in June 2004 and is the holding company of Yandex LLC, incorporated in the Russian Federation in October 2000, and other subsidiaries.

        The Company operates as a single segment.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  Basis of Presentation

        The accompanying consolidated financial statements have been prepared in conformity with the accounting principles generally accepted in the United States of America ("U.S. GAAP"). The accompanying consolidated financial statements differ from the financial statements prepared by the group's individual legal entities for statutory purposes in that they reflect certain adjustments, not recorded in the accounting records of the group's individual legal entities, which are appropriate to present the financial position, results of operations and cash flows in accordance with U.S. GAAP. Distributable retained earnings of the Company are based on amounts reported in statutory accounts of individual entities and may significantly differ from amounts calculated on the basis of U.S. GAAP.

  Principles of Consolidation

        The consolidated financial statements include the accounts of the parent company and the entities it controls. All inter-company transactions and balances within the Company have been eliminated upon consolidation.

  Use of Estimates

        The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and amounts of revenues and expenses for the reporting period. Actual results could differ from those estimates. The most significant estimates relate to fair values of share-based awards, financial instruments, intangible assets and goodwill, useful lives of property and equipment and intangible assets, income taxes, contingencies, accounts receivable allowance, and impairment assessments. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

  Comparative Figures

        Reclassifications have been made to the prior period consolidated balance sheet to conform to the current period presentation. Balances and cash flows related to assets held for sale (Note 7) are reclassified from their historical presentation to assets held for sale and liabilities related to assets held for sale and cash flows related to changes in assets held for sale and liabilities related to assets held for sale, respectively.

  Foreign Currency Translation

        The functional currency of the Company's parent company is the U.S. dollar. The functional currency of the Company's operating subsidiaries domiciled in Russia is the Russian ruble. The Company has elected the Russian ruble as its reporting currency. All balance sheet items are translated into Russian rubles based on the exchange rate on the balance sheet date and revenue and expenses are translated at weighted average rates of exchange. Translation gains and losses are recorded as currency translation adjustments in other comprehensive income. Foreign exchange transaction gains and losses are included in other income, net in the accompanying consolidated statements of income.

  Convenience Translation

        Translations of amounts from RUR into U.S. dollars for the convenience of the reader have been made at the exchange rate of RUR 30.3727 to $1.00, the official exchange rate quoted by the Central Bank of the Russian Federation as of December 31, 2012. No representation is made that the RUR amounts could have been, or could be, converted into U.S. dollars at such rate.

  Certain Risks and Concentrations

        The Company's revenues are principally derived from online advertising, the market for which is highly competitive and rapidly changing. Significant changes in this industry or changes in users' internet preferences or advertiser spending behavior could adversely affect the Company's financial position and results of operations.

        In addition, the Company's principal business activities are within the Russian Federation. Laws and regulations affecting businesses operating in the Russian Federation are subject to frequent changes, which could impact the Company's financial position and results of operations.

        The majority of the Company's revenue is collected on a prepaid basis; credit terms are extended only to certain sales agencies and to larger loyal clients. Accounts receivable are typically unsecured and are derived from revenues earned from customers located in the Russian Federation.

        No individual customer or groups of affiliated customers represented more than 10% of the Company's revenues or accounts receivable in 2010, 2011, and 2012.

        Financial instruments that potentially subject the Company to a significant concentration of credit risk consist, in addition to accounts receivable, primarily of cash, cash equivalents, term deposits and debt securities, including notes linked to the sovereign credit ratings of Germany and the Netherlands. The primary focus of the Company's investment strategy is to preserve capital and meet liquidity requirements.

        The Company's investment policy addresses the level of credit exposure by working with different geographically diversified banking institutions, subject to their conformity to an established minimum credit rating for banking relationships. To manage the risk exposure, the Company maintains its portfolio of investments in a variety of highly-rated debt instruments issued by financial institutions, term deposits and money market funds.

  Revenue Recognition

        The Company recognizes revenues when the services have been rendered, the price is fixed or determinable, persuasive evidence of an arrangement exists, and collectability is reasonably assured. Revenue is recorded net of value added tax ("VAT").

        The Company's principal revenue streams and their respective accounting treatments are discussed below:

  Advertising Revenues

        The Company's advertising revenue is generated from serving both text-based and display ads on its own websites and on Yandex ad network members' websites. Advance payments received by the Company from advertisers are recorded as deferred revenue on the Company's consolidated balance sheets and recognized as advertising revenues in the period services are provided.

        Advertising sales commissions that are paid to agencies are accounted for as an offset to revenues and amounted to RUR 998, RUR 1,916 and RUR 2,631 ($86.6) in 2010, 2011 and 2012, respectively.

        In accordance with U.S. GAAP, the Company reports advertising revenue gross of fees paid to Yandex ad network members, because the Company is the primary obligor to its advertisers and retains collection risk. The Company records fees paid to ad network members as traffic acquisition costs, a component of cost of revenues.

        The Company recognizes advertising revenue based on the following principles:

  Text-Based Advertising

        The Company's Yandex.Direct service offers advertisers the ability to place text-based ads on Yandex and Yandex ad network member websites targeted to users' search queries or website content. The Company recognizes as revenues fees charged to advertisers as "click-throughs" occur. A "click-through" occurs each time a user clicks on one of the text-based ads that are displayed next to the search results or on the content pages of Yandex or Yandex ad network members' websites.

  Display Advertising

        The Company recognizes revenue from display advertising on its websites and on Yandex ad network member websites as "impressions" are delivered. An "impression" is delivered when an advertisement appears in pages viewed by users.

  Online Payment Commissions

        Yandex.Money earns commissions from processing electronic payment transactions for its customers. Commission revenues resulting from processing an electronic payment transaction are recognized once the transaction is complete.

  Cost of Revenues

        Cost of revenues primarily consists of traffic acquisition costs. Traffic acquisition costs consist of amounts ultimately paid to Yandex ad network members and to certain other partners ("distribution partners") who distribute the Company's toolbar and other products. These amounts are primarily based on revenue-sharing arrangements with ad network members and distribution partners. Traffic acquisition costs are expensed as incurred. Cost of revenues also includes expenses associated with the operation of the Company's data centers, including personnel costs, rent, utilities and bandwidth costs; as well as content acquisition costs.

  Product Development Expenses

        Product development expenses consist primarily of personnel costs incurred for the development of, enhancement to and maintenance of the Company's search engine and other Company websites and technology platforms. Product development expenses also include rent and utilities attributable to office space occupied by development staff.

  Advertising and Promotional Expenses

        The Company expenses advertising and promotional costs in the period in which they are incurred. For the years ended December 31, 2010, 2011 and 2012, promotional and advertising expenses totaled approximately RUR 157, RUR 364 and RUR 900 ($29.6), respectively.

Government Funds Contributions

        The Company makes contributions to governmental pension, medical and social funds on behalf of its employees. In Russia, the amount was calculated using a flat rate (26% in 2010 and 34% in 2011) of the annual compensation of each employee, not to exceed certain pre-determined amounts of compensation and a regressive rate (from 30% to 10% in 2012) based on the annual compensation of each employee. These contributions are expensed as incurred.

  Share-Based Compensation

        The Company estimates the fair value of share options and share appreciation rights (together, "Share-Based Awards") that are expected to vest using the Black-Scholes-Merton ("BSM") pricing model and recognizes the fair value on a straight-line basis over the requisite servicing period. The assumptions used in calculating the fair value of Share-Based Awards represent the Company's best estimates, but these estimates involve inherent uncertainties and the application of management judgment. As a result, if factors change and the Company uses different assumptions, the Company's share-based compensation expense could be materially different in the future. In addition, the Company is required to estimate the expected pre-vesting award forfeiture rate, as well as the probability that performance conditions that affect the vesting of certain awards will be achieved, and only recognizes expense for those shares expected to vest. The Company estimates the forfeiture rate based on historical experience of the Company's Share-Based Awards that are granted and cancelled before vesting. If the Company's actual forfeiture rate is materially different from the Company's original estimate, the share-based compensation expense could be significantly different from what the Company has recorded in the current period. Changes in the estimated forfeiture rate can have a significant effect on reported share-based compensation expense, as the effect of adjusting the forfeiture rate for all current and previously recognized expense for unvested awards is recognized in the period the forfeiture estimate is changed.

        The Company measures the fair value of restricted share units ("RSUs") on the fair market values of the underlying share on the dates of grant.

        Cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the terms of the cancelled award ("modification awards"). The compensation costs associated with the modification awards are recognized if either the original vesting condition or the new vesting condition has been achieved. Such compensation costs cannot be less than the grant-date fair value of the original award. The incremental compensation cost is measured as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date. Therefore, in relation to the modification awards, the Company recognizes share-based compensation over the vesting periods of the new awards, which comprises, (1) the amortization of the incremental portion of share-based compensation over the remaining vesting term and (2) any unrecognized compensation cost of the original award, using either the original term or the new term, whichever is higher for each reporting period.

        The Company uses the "with and without" approach in determining the order in which tax attributes are utilized. As a result, the Company only recognizes a tax benefit from share-based awards in additional paid-in capital, if an incremental tax benefit is realized after all other tax attributes currently available to the Company have been utilized.

  Income Taxes

        Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets, including tax loss and credit carry-forwards, and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred income tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the classification of the underlying balance sheet account or, if unrelated to a balance sheet account, the timing of expected realization. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

        Uncertain income tax positions are recognized in the financial statements if it is more likely than not that they will be sustained on audit by the tax authorities, including resolution of related appeals or litigation processes, if any. These tax benefits are measured as the largest amount which is more than 50% likely of being realized upon ultimate settlement.

        The Company recognizes interest and penalties related to unrecognized income tax benefits within the income tax expense line in the accompanying consolidated statement of operations. Accrued interest and penalties are included within the other accrued liabilities line together with the unrecognized income tax benefits.

  Comprehensive Income

        Comprehensive income is defined as the change in equity during a period from non-owner sources. U.S. GAAP requires the reporting of comprehensive income in addition to net income. Comprehensive income of the Company includes net income and foreign currency translation adjustments. For the years ended December 31, 2010, 2011 and 2012 total comprehensive income included, in addition to net income, the effect of translating the financial statements of the Company's subsidiaries domiciled outside of Russia into Russian rubles.

        Accumulated other comprehensive income of RUR 1,828 as of December 31, 2011 and RUR 961 ($31.6) as of December 31, 2012 solely comprises cumulative foreign currency translation adjustments.

  Fair Value of Financial Instruments

        Financial instruments carried on the balance sheet include cash and cash equivalents, term deposits, restricted cash, investments in debt and equity securities, accounts receivable, funds receivable, loans to employees, accounts payable, accrued liabilities and funds payable and amounts due to customers. The carrying amounts of cash and cash equivalents, term deposits, restricted cash, the host contract of the capital-protected index-linked note, accounts receivable, funds receivable, accounts payable, accrued liabilities and funds payable and amounts due to customers approximate their respective fair values due to the short-term nature of those instruments. Accordingly, no credit valuation adjustment has been recorded in the consolidated financial statements for any period presented.

  Term Deposits

        Bank deposits are classified depending on their original maturity as (i) cash and cash equivalents if the original maturities are three months or less; (ii) current term deposits if the original maturities are more than three months, but no more than one year; and (iii) non-current term deposits if the original maturities are more than one year.

  Investments in Debt Securities

        As the Company has both the positive intent and the ability to hold debt securities to maturity, the Company's investments in debt securities are classified as held to maturity and are measured and presented at amortized cost, except for the capital protected index-linked note for which the host-contract is recorded at amortized cost and the embedded derivative component is recorded and presented at fair value. The interest related to investments in debt securities is reported as a part of interest income in the consolidated statements of income.

        The Company evaluates the investments periodically for possible other-than-temporary impairment. A decline of fair value below amortized costs of debt securities is considered an other-than-temporary impairment if the Company has the intent to sell the security or it is more likely than not that the Company will be required to sell the security before recovery of the entire amortized cost basis. In those instances, an impairment charge equal to the difference between the fair value and the amortized cost basis is recognized in earnings. Regardless of the Company's intent or requirement to sell a debt security, an impairment is considered other-than-temporary if the Company does not expect to recover the entire amortized cost basis; in those instances, a credit loss equal to the difference between the present value of the cash flows expected to be collected based on credit risk and the amortized cost basis of the debt security is recognized in earnings. The Company has no current requirement or intent to sell its debt securities as of December 31, 2012. The Company expects to recover up to (or beyond) the initial cost of investment for securities held.

  Investments in Equity Securities

        Investments in the stock of entities in which the Company can exercise significant influence but does not own a majority equity interest or otherwise control are accounted for using the equity method. The Company records its share of the results of these companies within the other income, net, line on the consolidated statements of income. Investments in the non-marketable stock of entities in which the Company can exercise little or no influence are accounted for using the cost method. Both equity and cost method accounted investments are included in investments in non-marketable equity securities on the consolidated balance sheets.

        The Company's marketable equity securities are classified as trading and are reported at fair value, with change in value recognized in net income.

        The Company reviews its investments for other-than-temporary impairment whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. Investments identified as having an indication of impairment are subject to further analysis to determine if the impairment is other-than-temporary and this analysis requires estimating the fair value of the investment. The determination of fair value of the investment involves considering factors such as current economic and market conditions, the operating performance of the companies including current earnings trends and forecasted cash flows, and other company and industry specific information.

  Accounts Receivable, Net

        Accounts receivable are stated at their net realizable value. The Company provides an allowance for doubtful accounts based on management's periodic review for recoverability of accounts receivable from customers and other receivables. The Company evaluates the collectability of its receivables based upon various factors, including the financial condition and payment history of major customers, an overall review of collections experience of other accounts and economic factors or events expected to affect the Company's future collections.

  Property and Equipment

        Property and equipment are recorded at cost and depreciated over their useful lives. All capital expenditures incurred before the property, plant and equipment are ready for their intended use are capitalized as assets not yet in use.

        Depreciation and amortization is computed under the straight-line method using estimated useful lives as follows:

Estimated useful lives
Servers and network equipment	3 years
Infrastructure systems	3 - 10 years
Office furniture and equipment	3 years
Buildings	10 - 20 years
Leasehold improvements	the shorter of 5 years or the remaining period of the lease term
Other equipment	3 - 5 years
Purchased technologies and licenses	the shorter of 5 years or the underlying license terms

        Land is not depreciated.

        Depreciation of assets included in assets not yet in use commences when they are ready for the intended use.

  Goodwill and Other Acquired Intangible Assets

        Goodwill represents the excess of purchase consideration over the Company's share of fair value of the net assets of acquired businesses. Goodwill is not subject to amortization but is tested for impairment at least annually.

        Intangible assets with definite lives are amortized over their estimated useful lives and reviewed for impairment whenever events or changes in circumstances indicate an asset's carrying value may not be recoverable. The Company currently amortizes acquired intangible assets with definite lives using the straight-line method and estimated useful lives of assets ranging from 0.9 to 15.0 years, with a weighted-average life of 6.14 years:

Estimated useful lives
Software	1.1 - 7.1 years
Customer relationships	1.1 - 15.0 years
Contracts with suppliers	0.9 - 5.9 years
Patents and licenses	3.4 - 7.1 years
Non-compete agreements	1.1 - 2.0 years

  Impairment of Long-lived Assets

        Goodwill is reviewed for impairment as of the end of each fiscal year. The Company performs a qualitative assessment to determine whether further impairment testing on goodwill is necessary. If the Company believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. The quantitative impairment test is performed by comparing the carrying value of each reporting unit's net assets (including allocated goodwill) to the fair value of those net assets. If the reporting unit's carrying amount is greater than its fair value, then a second step is performed whereby the portion of the fair value that relates to the reporting unit's goodwill is compared to the carrying value of that goodwill. The Company recognizes a goodwill impairment charge for the amount by which the carrying value of goodwill exceeds the fair value. The Company has determined that there are no impairment losses in respect of goodwill for any of the periods covered by these financial statements.

        The Company evaluates the carrying value of long-lived assets other than goodwill for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be recoverable. When such a determination is made, management's estimate of undiscounted cash flows to be generated by the assets is compared to the carrying value of the assets to determine whether impairment is indicated. If impairment is indicated, the amount of the impairment recognized in the consolidated financial statements is determined by estimating the fair value of the assets and recording a loss for the amount that the carrying value exceeds the estimated fair value. This fair value is usually determined based on estimated discounted cash flows.

  Recently Adopted Accounting Pronouncements

        On January 1, 2012, the Company adopted the Financial Accounting Standards Board ("FASB") accounting standard update, which amends the fair value measurement guidance and includes some enhanced disclosure requirements. The most significant change in disclosures is an expansion of the information required for Level 3 measurements based on unobservable inputs. The adoption of this guidance did not have a significant impact on the Company's consolidated financial position, results of operations, cash flows, or disclosures.

  Effect of Recently Issued Accounting Pronouncements

        In February 2013, the FASB issued accounting guidance on the reporting of reclassifications out of accumulated other comprehensive income. The guidance requires an entity to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income if the amount is reclassified to net income in its entirety in the same reporting period. For other amounts not required to be reclassified in their entirety to net income in the same reporting period, a cross reference to other disclosures that provide additional detail about the reclassification amounts is required. This guidance is effective January 1, 2013. The Company does not expect the adoption of this guidance to have a material impact on its financial statements.

NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2012
NET INCOME PER SHARE
NET INCOME PER SHARE

3. NET INCOME PER SHARE

        Basic net income per Class A and Class B ordinary share for the years ended December 31, 2010, 2011 and 2012 is computed on the basis of the weighted average number of ordinary shares outstanding using the two class method. Basic net income per share is computed using the weighted average number of ordinary shares outstanding during the period, including restricted shares. Diluted net income per ordinary share is computed using the effect of the outstanding Share-Based Awards calculated using the "treasury stock" method.

        The computation of the diluted net income per Class A share assumes the conversion of Class B shares, while the diluted net income per Class B share does not assume the conversion of those shares. The net income per share amounts are the same for Class A and Class B shares because the holders of each class are legally entitled to equal per share distributions whether through dividends or in liquidation. The number of Share-Based Awards excluded from the diluted net income per ordinary share computation, because their effect was antidilutive for the years ended December 31, 2010, 2011 and 2012, was 7,433,400, 1,128,660 and 1,139,956, respectively.

        The components of basic and diluted net income per share were as follows:

	For the year ended December 31,
	2010		2011		2012
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RUR	RUR	RUR	RUR	RUR	$	RUR	$
Net income, allocated for basic	352	3,465	1,785	3,988	4,564	150.2	3,659	120.5
Reallocation of net income as a result of conversion of Class B to Class A shares	3,465	—	3,988	—	3,659	120.5	—	—
Reallocation of net income to Class B shares	—	4	—	(18)	—	—	22	0.7

Net income, allocated for diluted	3,817	3,469	5,773	3,970	8,223	270.7	3,681	121.2
Weighted average ordinary shares outstanding—basic	28,024,801	275,792,587	97,579,615	217,962,024	181,039,148	181,039,148	145,171,800	145,171,800
Dilutive effect of:
Conversion of Class B to Class A shares	275,792,587	—	217,962,024	—	145,171,800	145,171,800	—	—
Ordinary Share-Based Awards	4,763,212	4,620,555	12,613,448	7,683,679	9,479,648	9,479,648	5,129,207	5,129,207

Weighted average ordinary shares outstanding—diluted	308,580,600	280,413,142	328,155,087	225,645,703	335,690,596	335,690,596	150,301,007	150,301,007

Net income per share attributable to ordinary shareholders:
Basic	12.56	12.56	18.30	18.30	25,21	0.83	25.21	0.83

Diluted	12.37	12.37	17.59	17.59	24.50	0,81	24.50	0.81

BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS	12 Months Ended
Dec. 31, 2012
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS

4. BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS

  Acquisition in 2012

  Seismotech

        In July 2012, the Company completed the acquisition of a 25% ownership interest in Seismotech LLC ("Seismotech"), a Russian-based geophysical data processing company, for RUR 27 ($0.9). The Company also has a 3-year option to buy another 25% interest in Seismotech at a fixed price that is accounted for at fair value (Notes 10 and 11). The Company exercises significant influence over Seismotech and accordingly accounts for this investment under the equity method.

  Disposal in 2012

  Face.com

        In July 2012, the Company completed the sale of its ownership interest in Face.com, Inc. (formerly Vizi Information Labs Ltd. ("Vizi Labs")) to a subsidiary of Facebook, Inc. ("Facebook") for cash consideration of RUR 174 ($5.7) and 142,479 shares of Facebook. A gain on sale in the amount of RUR 234 ($7.7) was recognized as other income, net.

  Acquisitions in 2011

  SPB

        In November 2011, the Company completed the acquisition of the SPB Software group ("SPB"), a mobile software developer offering a suite of mobile solutions including a mobile user interface engine for smartphones and tablets, in order to obtain a product development team and rights for technologies and software. The transaction included the acquisition of a 100% ownership in the three legal entities—SPB Software, Inc. (USA), SPB Software, Ltd. (Hong Kong), and SPB Software Co., Ltd (Thailand); as well as the acquisition of the business assets and employees of Phonesoft Consulting, Ltd. (Russia), for cash consideration of approximately $24.3 (RUR 745 at the exchange rate as of the acquisition date). An additional consideration is payable on the achievement of certain milestones and the continued employment of the former SPB shareholders on the first and the second anniversary of the closing of the transaction. The maximum aggregate amount of such consideration is $14.1 (RUR 433 at the exchange rate as of the acquisition date), $7.1 (RUR 216) of which was paid in November 2012. The Company has not recorded these contingent payments as purchase price consideration but instead records them as compensation expense on a straight-line basis as the former SPB shareholders complete their requisite service periods. The Company's consolidated financial statements reflect the allocation of the purchase price based on a fair value assessment of the assets acquired and liabilities assumed. The following is the condensed balance sheet of SPB as of November 23, 2011, reflecting an allocation of the purchase price to the net assets acquired:

November 23, 2011
RUR
ASSETS:
Cash and cash equivalents	10
Current assets	16
Property and equipment	4
Intangible assets	390
Goodwill	470

Total assets	890

LIABILITIES:
Current liabilities	17
Non-current liabilities	81
Deferred tax liabilities	47

Net assets	745

Total purchase consideration	745

        The RUR 470 assigned to goodwill primarily arises due to an assembled workforce that does not qualify for separate recognition and specific synergies that result from integration of the Company's cloud services and technologies into SPB's mobile user interface engine. Of the RUR 390 assigned to intangible assets, approximately RUR 233 relates to software that will be amortized over a period of approximately 7.1 years. The remaining RUR 157 assigned to intangible assets represents patents (RUR 78), customer relationships (RUR 62) and non-compete agreements (RUR 17).

        The results of operations of SPB for the period prior to acquisition would not have had a material impact on the Company's results of operations for the years ended December 31, 2010 and 2011. Accordingly, no pro forma financial information is presented. The results of operations of SPB did not have a material impact on the Company's results of operations for the year ended December 31, 2011.

  Blekko.com

        In August 2011, the Company completed the acquisition of a 9.7% ownership interest in Blekko, Inc. ("Blekko"), a US-based internet search engine for $15.0 (RUR 478 at the exchange rate as of the acquisition date). The Company does not exercise significant influence over Blekko and accordingly accounts for this investment under the cost method.

  Acquisitions in 2010

  GIS

        In July 2010, the Company completed the acquisition of a 100% ownership interest in GIS Technology LLC ("GIS"), a company specializing in the production of electronic maps, for cash consideration of approximately RUR 143 in order to develop in-house content for one of its key services. This acquisition was accounted for as a purchase business combination. The Company's consolidated financial statements reflect the allocation of the purchase price based on a fair value assessment of the assets acquired and liabilities assumed. The following is the condensed balance sheet of GIS as of July 1, 2010 reflecting the allocation of the purchase price to the net assets acquired:

July 1, 2010
RUR
ASSETS:
Current assets	6
Property and equipment	1
Intangible assets	102
Goodwill	62

Total assets	171

LIABILITIES:
Current liabilities	8
Deferred tax liabilities	20

Net assets	143

Total purchase consideration	143

        The RUR 62 assigned to goodwill primarily arises due to an assembled workforce that does not qualify for separate recognition under U.S. GAAP. Of the RUR 102 assigned to intangible assets, approximately RUR 84 relates to cartographical and geodesic licenses that will be amortized over a period of approximately 8.5 years. The remaining RUR 18 assigned to intangible assets represents software to be amortized over an average period of approximately 4.3 years.

        The results of operations of GIS for the period prior to acquisition would not have had a material impact on the Company's results of operations for the year ended December 31, 2010. The results of operations of GIS did not have a material impact on the Company's results of operations for the year ended December 31, 2010.

  Vizi Labs

        In August 2010, the Company completed the acquisition of an indirect 18.4% ownership interest in Vizi Labs, an Israel-based face recognition technology developer. The acquisition was made through the purchase of an 18.4% ownership interest in Vizi Lab's parent company, Vizi Labs Inc. (BVI), for cash consideration of approximately $3.0 (RUR 92 at the exchange rate as of the acquisition date). The Company sold its investment in Vizi Labs in July 2012 as described in the "Disposal in 2012" section above.

CASH AND CASH EQUIVALENTS, NON-CURRENT RESTRICTED CASH	12 Months Ended
Dec. 31, 2012
CASH AND CASH EQUIVALENTS, NON-CURRENT RESTRICTED CASH
CASH AND CASH EQUIVALENTS, NON-CURRENT RESTRICTED CASH

5. CASH AND CASH EQUIVALENTS, NON-CURRENT RESTRICTED CASH

        Cash and cash equivalents as of December 31, 2011 and 2012 consisted of the following:

	2011	2012	2012
	RUR	RUR	$
Cash	590	926	30.5
Cash equivalents:
Bank deposits	1,737	5,530	182.1
Investments in money market funds	3,603	969	31.9

Total cash and cash equivalents	5,930	7,425	244.5

        Non-current restricted cash as of December 31, 2011 and 2012 consisted of the cash reserved in a special escrow account to pay for the contingent consideration in relation to the acquisition of SPB Software group (Note 4).

ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

6. ACCOUNTS RECEIVABLE, NET

        Accounts receivable as of December 31, 2011 and 2012 consisted of the following:

	2011	2012	2012
	RUR	RUR	$
Trade receivables	1,335	1,842	60.7
Allowance for doubtful accounts	(89)	(75)	(2.5)

Total accounts receivable, net	1,246	1,767	58.2

        Movements in the allowance for doubtful accounts are as follows:

	2010	2011	2012	2012
	RUR	RUR	RUR	$
Balance at the beginning of the period	40	64	89	2.9
Charges to expenses	24	25	17	0.6
Utilization	—	—	(31)	(1.0)

Balance at the end of the period	64	89	75	2.5

ASSETS HELD FOR SALE AND LIABILITIES RELATED TO ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2012
ASSETS HELD FOR SALE AND LIABILITIES RELATED TO ASSETS HELD FOR SALE
ASSETS HELD FOR SALE AND LIABILITIES RELATED TO ASSETS HELD FOR SALE

7. ASSETS HELD FOR SALE AND LIABILITIES RELATED TO ASSETS HELD FOR SALE

        In 2012, the Company approved and in September began actively implementing a plan to sell a majority interest in PS Yandex.Money LLC and its subsidiary NBCO Yandex.Money LLC (together, "Yandex.Money"). On December 19, 2012, the Company signed an agreement with OJSC Sberbank of Russia ("Sberbank") for the sale of a 75% less one ruble interest in the charter capital of Yandex.Money for RUR 1,822 ($60.0), with Yandex retaining a blocking interest (25% plus one ruble). The deal is expected to close in the first half of 2013.

        The Company intends to retain a non-controlling interest and significant influence over Yandex.Money's business as its electronic money system will continue to be one of the primary payment means for the Company's advertising services. Accordingly, Yandex.Money's results of operations are classified within continuing operations. Balances and cash flows related to assets held for sale are reclassified from their historical presentation to assets held for sale and liabilities related to assets held for sale and cash flows related to changes in assets held for sale and liabilities related to assets held for sale, respectively.

        Yandex.Money's assets held for sale and liabilities related to assets held for sale as of December 31, 2011 and 2012 consisted of the following:

	December 31, 2011	December 31, 2012	December 31, 2012
	RUR	RUR	$
Assets held for sale
Cash and cash equivalents	392	1,164	38.3
Term deposits	490	150	4.9
Funds receivable, net	168	190	6.3
Goodwill	378	378	12.4
Other	120	142	4.7

Total assets held for sale	1,548	2,024	66.6

Liabilities related to assets held for sale
Funds payable and amounts due to customers	1,174	1,596	52.5
Other	22	23	0.8

Total liabilities related to assets held for sale	1,196	1,619	53.3

        Funds receivable and payable relate to online payments processing by Yandex.Money. When customers fund their Yandex.Money accounts using payment cards, bank accounts or a payment system, or initiate a payment transfer, there is a clearing period of some days before the cash is received by Yandex.Money or transferred to the bank. Yandex.Money holds customer balances as direct claims against Yandex.Money and includes such balances as cash and cash equivalents with an offsetting current liability in funds payable and amounts due to customers.

        In addition to Yandex.Money's assets and liabilities, assets held for sale as of December 31, 2011 and 2012 contained RUR 108 and nil, respectively, of server equipment held for sale.

OTHER CURRENT AND NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
OTHER CURRENT AND NON-CURRENT ASSETS
OTHER CURRENT AND NON-CURRENT ASSETS

8. OTHER CURRENT AND NON-CURRENT ASSETS

        Other current assets as of December 31, 2011 and 2012 consisted of the following:

	2011	2012	2012
	RUR	RUR	$
Interest receivable	78	558	18.4
VAT reclaimable	348	502	16.5
Other receivables	21	85	2.8
Prepaid taxes	56	18	0.6
Inventory	3	8	0.3
Other	23	46	1.5

Total other current assets	529	1,217	40.1

        Other non-current assets as of December 31, 2011 and 2012 consisted of the following:

	2011	2012	2012
	RUR	RUR	$
Loans to employees	137	199	6.6
Other receivables	—	68	2.2
Marketable securities (Note 9)	—	39	1.3
Other	4	36	1.2

Total other non-current assets	141	342	11.3

INVESTMENTS IN DEBT AND EQUITY SECURITIES	12 Months Ended
Dec. 31, 2012
INVESTMENTS IN DEBT AND EQUITY SECURITIES
INVESTMENTS IN DEBT AND EQUITY SECURITIES

9. INVESTMENTS IN DEBT AND EQUITY SECURITIES

        Investments in debt securities as of December 31, 2011 and 2012 consisted of the following:

	2011	2012	2012
	RUR	RUR	$
Capital protected index-linked note (Note 11)	2,546	2,378	78.3
Puttable floating-rate note	805	—	—
Credit-linked notes	3,382	2,430	80.0
Other	—	2	0.1

Total investments in debt securities	6,733	4,810	158.4

        Investments in equity securities as of December 31, 2011 and 2012 consisted of the following:

	2011	2012	2012
	RUR	RUR	$
Blekko Inc.	483	456	15.0
Face.com Inc	86	—	—
Seismotech LLC (Note 4)	—	35	1.2
Other	—	9	0.3

Total investments in non-marketable equity securities	569	500	16.5

        Marketable securities of RUR 76 ($2.5) and non-current marketable securities of RUR 39 ($1.3) as of December 31, 2012 are comprised of shares of Facebook received in connection to the sale of Face.com (Note 4). The non-current portion of marketable securities is presented within other non-current assets within the consolidated balance sheet.

DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

10. DERIVATIVE FINANCIAL INSTRUMENTS

        The Company does not enter into derivative arrangements for hedging, trading or speculative purposes. However, some of the Company's contracts have embedded derivatives that are bifurcated and accounted for separately from the host agreements. None of these derivatives are designated as hedging instruments.

        The Company recognizes such derivative instruments as either assets or liabilities on the accompanying consolidated balance sheets at fair value and records changes in the fair value of the derivatives in the accompanying consolidated statements of income as other income, net.

        The fair value of derivative instruments as of December 31, 2011 and 2012 is as follows:

	Balance Sheet Location	2011	2012	2012
		RUR	RUR	$
Derivative assets:
Foreign exchange contracts	Investments in debt securities	44	12	0.4
Equity purchase contracts	Investments in non-marketable equity securities	—	8	0.3

Total derivative assets		44	20	0.7

Derivative liabilities:
Foreign exchange contracts	Accounts payable and accrued liabilities	1	1	—
Foreign exchange contracts	Other accrued liabilities	59	49	1.6

Total derivative liabilities		60	50	1.6

        The effect of derivative instruments not designated as hedging instruments on income for the years ended December 31, 2010, 2011 and 2012 amounted to nil, gain of RUR 42 and loss of RUR 18 ($0.6) respectively.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

11. FAIR VALUE MEASUREMENTS

        Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

          Level 1—observable inputs that reflect quoted prices (unadjusted) in active markets for identical assets or liabilities;

          Level 2—inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

          Level 3—inputs for the asset or liability that are not based on observable market data (unobservable inputs).

        The fair value of financial assets and liabilities as of December 31, 2011 consisted of the following:

	Fair value measurement using
	Level 1	Level 2	Total
	RUR	RUR	RUR
Assets
Cash equivalents:
Bank deposits(1)	—	1,737	1,737
Investments in money market funds	3,603	—	3,603
Term deposits, current	—	4,789	4,789
Term deposits, non-current	—	2,344	2,344
Restricted cash	454	—	454
Loans to employees	—	137	137
Capital protected index-linked note—host contract	—	2,502	2,502
Capital protected index-linked note—derivative(2)	—	44	44

	4,057	11,553	15,610

Liabilities
Derivative contracts(2)	—	60	60
(1)
Bank deposits with original maturities of three months or less are included in cash equivalents. Bank deposits with maturities of more than three months are classified as term deposits.

(2)
Amounts are measured at fair value on a recurring basis.

        The fair value of financial assets and liabilities as of December 31, 2012 consisted of the following:

	Fair value measurement using
	Level 1	Level 2	Level 3	Total	Total
	RUR	RUR	RUR	RUR	$
Assets
Cash equivalents:
Bank deposits(1)	—	5,530	—	5,530	182.1
Investments in money market funds	969	—	—	969	31.9
Term deposits, current	—	4,629	—	4,629	152.4
Term deposits, non-current	—	10,330	—	10,330	340.1
Marketable securities, current(2)	76	—	—	76	2.5
Marketable securities, non-current(2)	39	—	—	39	1.3
Restricted cash	214	—	—	214	7.0
Loans to employees	—	199	—	199	6.6
Derivative contracts (Notes 4, 10)(2)	—	—	8	8	0.3
Capital protected index-linked note—host contract (Note 9)	—	2,366	—	2,366	77.9
Capital protected index-linked note—derivative(2) (Note 9)	—	12	—	12	0.4

	1,298	23,066	8	24,372	802.5

Liabilities
Derivative contracts(2)	—	50	—	50	1.6
  (1)
  Bank deposits with original maturities of three months or less are included in cash equivalents. Bank deposits with maturities of more than three months are classified as term deposits.

  (2)
  Amounts are measured at fair value on a recurring basis.

        The fair values of the Company's Level 1 financial assets are based on quoted market prices of the identical underlying securities. The fair values of the Company's Level 2 financial assets and liabilities are based on quoted prices and market observable data of similar instruments.

        There were no transfers of financial assets and liabilities between the levels of the fair value hierarchy during the years ended December 31, 2010, 2011 and 2012.

        The total gains attributable to bank deposits and investments in money market funds amounted to RUR 156, RUR 204 and RUR 910 ($30.0) in 2010, 2011 and 2012, respectively. Such amounts are included in interest income in the consolidated statements of income.

        The Company had no other financial assets or liabilities measured at fair value on a recurring basis during the years ended December 31, 2010, 2011 and 2012. The Company measures at fair value nonfinancial assets and liabilities recognized as a result of business combinations.

        The Company measures the fair value of investments in debt instruments carried at amortized cost for disclosure purposes. The carrying amounts and fair values of debt securities as of December 31, 2011 and 2012 were as follows:

	2011		2012
	Carrying amount	Fair value	Carrying amount		Fair value
	RUR	RUR	RUR	$	RUR	$
Puttable floating-rate note	805	808	—	—	—	—
Credit-linked notes	3,382	3,328	2,430	80.0	2,404	79.2

Total	4,187	4,136	2,430	80.0	2,404	79.2

        The Company does not estimate the fair value of non-marketable equity investments carried at cost because it did not identify events or changes in circumstances that might have had a significant adverse effect on the fair value of these investments. Furthermore, the Company believes it is not practicable to estimate the fair value of these equity investments since quoted market prices are not available and the cost of obtaining independent valuations appears excessive considering the materiality of the investments to the Company.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

12. PROPERTY AND EQUIPMENT, NET

        Property and equipment, net of accumulated depreciation and amortization, as of December 31, 2011 and 2012 consisted of the following:

	2011	2012	2012
	RUR	RUR	$
Servers and network equipment	5,774	7,517	247.5
Infrastructure systems	2,006	3,092	101.8
Land and buildings	404	823	27.1
Office furniture and equipment	564	731	24.1
Leasehold improvements	413	577	19.0
Other equipment	60	82	2.6
Assets not yet in use	1,149	568	18.7
Purchased technologies and licenses	904	1,598	52.6

Total	11,274	14,988	493.4
Less: accumulated depreciation and amortization	(4,358)	(6,893)	(226.9)

Total property and equipment, net	6,916	8,095	266.5

        Assets not yet in use primarily represent computer equipment and other assets under installation, including related prepayments, and comprise of the cost of the assets and other direct costs applicable to purchase and installation. Leasehold improvements in the amount of RUR 66 and RUR 26 ($0.9) are included in assets not yet in use as of December 31, 2011 and 2012, respectively.

        Depreciation expenses related to property and equipment, except for purchased technologies and licenses, for the years ended December 31, 2010, 2011 and 2012 amounted to RUR 1,030, RUR 1,620 and RUR 2,498 ($82.3), respectively. Amortization expenses related to purchased technologies and licenses for the years ended December 31, 2010, 2011 and 2012 amounted to RUR 117, RUR 206 and RUR 314 ($10.3), respectively.

        Estimated amortization expense over the next five years for purchased technologies and licenses included in property and equipment, net as of December 31, 2012 are as follows:

	RUR	$
For the year ending December 31, 2013	336	11.1
For the year ending December 31, 2014	262	8.6
For the year ending December 31, 2015	220	7.2
For the year ending December 31, 2016	159	5.2
For the year ending December 31, 2017	84	2.8
Thereafter	—	—

Total	1,061	34.9

INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

13. INTANGIBLE ASSETS, NET

        Intangible assets, net of amortization, as of December 31, 2011 and 2012 consisted of the following intangible assets acquired as part of business combinations:

	2011			2012
	Cost	Less: Accumulated amortization	Net carrying value	Cost	Less: Accumulated amortization	Net carrying value	Net carrying value
	RUR	RUR	RUR	RUR	RUR	RUR	$
Software	297	(42)	255	283	(114)	169	5.6
Patents and licenses	165	(27)	138	161	(66)	95	3.1
Customer relationships	67	(3)	64	62	(13)	49	1.6
Contracts with suppliers	23	(17)	6	23	(19)	4	0.1
Non-compete agreements	18	—	18	17	(11)	6	0.2

Total intangible assets	570	(89)	481	546	(223)	323	10.6

        Amortization expenses of intangible assets for the years ended December 31, 2010, 2011 and 2012 were RUR 34, RUR 48 and RUR 139 ($4.6), respectively.

        Estimated amortization expense over the next five years for intangible assets included in the accompanying consolidated balance sheet as of December 31, 2012 are as follows:

	RUR	$
For the year ending December 31, 2013	85	2.8
For the year ending December 31, 2014	46	1.5
For the year ending December 31, 2015	41	1.3
For the year ending December 31, 2016	41	1.3
For the year ending December 31, 2017	41	1.3
Thereafter	69	2.4

Total	323	10.6

GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL
GOODWILL

14. GOODWILL

        In 2011, the Company acquired the SPB Software group (Note 4). This acquisition was accounted for under the acquisition method resulting in the recognition of RUR 470 of acquired goodwill. The changes in the carrying amount of goodwill are as follows:

	2011	2012	2012
	RUR	RUR	$
Balance at the beginning of the period	284	754	24.8
Goodwill acquired	470	—	—
Foreign currency translation adjustment	—	(4)	(0.1)

Balance at the end of the period	754	750	24.7

        The Company has not recorded any impairment on goodwill.

ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

15. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

        Accounts payable and accrued liabilities as of December 31, 2011 and 2012 comprise the following:

	2011	2012	2012
	RUR	RUR	$
Trade accounts payable and accrued liabilities	1,462	2,081	68.5
Salary and other compensation expenses payable/accrued to employees	248	432	14.3

Total accounts payable and accrued liabilities	1,710	2,513	82.8

INCOME TAX	12 Months Ended
Dec. 31, 2012
INCOME TAX
INCOME TAX

16. INCOME TAX

        Income taxes are computed in accordance with Russian Federation and Dutch tax laws. The taxable income of Yandex LLC was subject to federal and local income tax at a combined nominal rate of 20% for 2010-2012. Yandex N.V. is incorporated in the Netherlands, and its taxable profits were subject to income tax at the rate of 25.5% in 2010 and 25% in 2011 and 2012.

        Dividends paid to Yandex N.V. by its Russian subsidiaries are subject to a 5% dividend withholding tax, computed in accordance with the laws of the Russian Federation. Due to the so-called participation exemption, dividends distributed by the Company's Russian subsidiaries to Yandex N.V. are exempt from tax in the Netherlands.

        Provision for income taxes for the years ended December 31, 2010, 2011 and 2012 consisted of the following:

	2010	2011	2012	2012
	RUR	RUR	RUR	$
Current provision for income tax—Russia	(1,170)	(1,689)	(2,281)	(75.1)
Current provision for income tax—other	(14)	(25)	2	0.1
Deferred income tax benefit—Russia	6	115	(58)	(1.9)
Deferred income tax (expense)/ benefit—other	(8)	54	(14)	(0.5)

Total provision for income taxes	(1,186)	(1,545)	(2,351)	(77.4)

        The components of net income before income taxes for the years ended December 31, 2010, 2011 and 2012 are as follows:

	2010	2011	2012	2012
	RUR	RUR	RUR	$
Net income before income taxes—Russia	5,274	7,713	11,350	373.7
Net income before income taxes—other	(271)	(395)	(776)	(25.6)

Total net income before income taxes	5,003	7,318	10,574	348.1

        The significant majority of the Company's revenues and taxable income is generated in the Russian Federation. Yandex N.V., the Company's Dutch parent company, has no operations and primarily generates interest income and incurs corporate expenses. Therefore, the Company has reconciled its effective tax rate to its Russian statutory rate instead of to its Dutch statutory rate in the table below. The statutory Russian income tax rate reconciled to the Company's effective income tax rate is as follows for the years ended December 31, 2010, 2011 and 2012:

	2010	2011	2012	2012
	RUR	RUR	RUR	$
Expected provision at Russian statutory income tax rate	1,001	1,464	2,115	69.6
Effect of:
Tax on dividends	94	—	13	0.4
Non-deductible share-based compensation	33	49	75	2.5
Other expenses not deductible for tax purposes	47	49	183	6.0
Difference in foreign tax rates	11	(15)	(39)	(1.2)
Effect of change in tax rate	4	(2)	4	0.1
Other permanent differences	26	—	—	—
Change in valuation allowance	(30)	—	—	—

Provision for income taxes	1,186	1,545	2,351	77.4

        As of December 31, 2011 and 2012, the Company included accruals for unrecognized income tax benefits totaling RUR 85 and RUR 25 ($0.8), respectively, as a component of other accrued liabilities and RUR 12 and nil, respectively, as a component of accounts payable and accrued liabilities. All unrecognized income tax benefits, if recognized, would affect the effective tax rate. The changes in 2010, 2011 and 2012 include increases of RUR 2, RUR 15 and decrease of RUR 13 ($0.4), respectively, associated with interest and penalties. The interest and penalties recorded as a part of provision for income tax in 2010, 2011 and 2012 resulted in expense of RUR 2, nil and in benefit of RUR 13 ($0.4), respectively. The decrease in 2011 relates to settlement of the tax liability imposed based on the results of Yandex LLC tax audit for 2008 and 2009. The decrease in 2012 relates to a change in tax accounting method for software in SPB Software, Inc. (USA). The Company does not anticipate significant increases or decreases in unrecognized income tax benefits over the next twelve months.

        The Company believes it is more likely than not that all recognized income tax benefits will be sustained upon examination. However, income tax benefits in the amount of RUR 3 ($0.1) have a reasonable possibility of successfully being challenged by the tax authorities. The Company does not believe that any of the recognized income tax benefits have a reasonable possibility of successfully being challenged by the tax authorities within twelve months of December 31, 2012.

        A reconciliation of the total amounts of unrecognized income tax benefits is as follows:

	2010	2011	2012	2012
	RUR	RUR	RUR	$
Balance at the beginning of the period	13	15	97	3.2
Increases/(decreases) related to prior years tax positions	2	89	(72)	(2.4)
Increases related to current year tax positions	—	—	2	0.1
Settlements	—	(10)	—	—
Foreign currency translation adjustment	—	3	(2)	(0.1)

Balance at the end of the period	15	97	25	0.8

        Temporary differences between the tax and accounting bases of assets and liabilities give rise to the following deferred tax assets and liabilities as of December 31, 2011 and 2012:

	2011	2012	2012
	RUR	RUR	$
Assets/(liabilities) arising from tax effect of:
Deferred tax asset
Accrued expenses	215	222	7.3
Net operating loss carryforward	27	271	8.9
Other	58	8	0.3

Total deferred tax asset	300	501	16.5
Deferred tax liability
Property and equipment	(123)	(325)	(10.7)
Intangible assets	(61)	(85)	(2.8)
Other	(7)	(51)	(1.7)

Total deferred tax liability	(191)	(461)	(15.2)
Net deferred tax asset/(liability)	109	40	1.3
Net deferred tax asset, current	296	456	15.0
Net deferred tax asset, non-current	2	35	1.2
Net deferred tax liability, current	—	(3)	(0.1)
Net deferred tax liability, non-current	(189)	(448)	(14.8)

        As of December 31, 2012, Yandex N.V. had net operating loss carryforwards ("NOLs") for Dutch income tax purposes of RUR 333 ($11.0). These NOLs expire in 2020 and 2021. As of December 31, 2012, a benefit of RUR 25 ($0.8) related to the Dutch NOLs described above and RUR 240 ($7.9) related to other tax effects would be recorded by the Company in additional paid-in capital if and when realized.

        The Company has not provided for dividend withholding taxes on the unremitted earnings of its foreign subsidiaries because they are considered permanently reinvested outside of the Netherlands. As of December 31, 2012, the cumulative amount of unremitted earnings upon which dividend withholding taxes have not been provided is approximately RUR 22,538 ($742.0). The Company estimates that the amount of the unrecognized deferred tax liability related to these earnings is approximately RUR 1,127 ($37.1).

        The tax years 2010 - 2012 remain open for examination by the Russian tax authorities with respect to Yandex LLC. The tax years ended December 31, 2008 - 2012 remain open for examination by the Dutch tax authorities with respect to Yandex N.V.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

17. COMMITMENTS AND CONTINGENCIES

  Lease and Other Commitments

        In December 2008, the Company signed an agreement for a ten-year lease of office space in Moscow. In April 2011, the Company entered into two more lease agreements to increase the size of its rented office space located in its headquarters complex in Moscow for the remaining period of the original lease.

        As of December 31, 2012, future minimum lease payments due under this lease and other non-cancellable operating leases for more than one year are as follows:

Payments due in the years ending December 31,	10-year Moscow lease	Other leases	Total	Total
	RUR	RUR	RUR	$
2013	787	626	1,413	46.5
2014	1,014	446	1,460	48.1
2015	1,042	235	1,277	42.0
2016	1,071	131	1,202	39.6
2017 and thereafter	1,746	23	1,769	58.2

Total	5,660	1,461	7,121	234.4

        For the purposes of the disclosure above, the Company assumed the full 10-year period of the lease and no changes in the rented space or rental price.

        For the years ended December 31, 2010, 2011 and 2012, rent expenses under operating leases totaled approximately RUR 809, RUR 1,199 and RUR 1,656 ($54.5), respectively.

        Additionally, the Company has entered into purchase commitments in excess of one year for other goods and services, which total RUR 211 ($6.9) in 2013, RUR 186 ($6.1) in 2014, RUR 136 ($4.5) in 2015, RUR 119 ($3.9) in 2016, RUR 118 ($3.9) in 2017, and RUR 84 ($2.8) thereafter.

  Copyright Infringement Claims

        In the ordinary course of business, the Company is a party to various legal proceedings, and subject to claims, certain of which relate to copyright infringement. The Company believes that the Company's liability, if any, in all such pending litigation, other legal proceedings or other matters will not have a material effect upon its financial condition, results of operations or the liquidity of the Company.

  Environment and Current Economic Situation

        Emerging markets such as Russia are subject to different risks than more developed markets, including economic, political and social, and legal and legislative risks. Laws and regulations affecting businesses continue to change rapidly and tax and regulatory frameworks are subject to varying interpretations.

        In particular, taxes are subject to review and investigation by a number of authorities authorized by law to impose fines and penalties. Although the Company believes it has provided adequately for all tax liabilities based on its understanding of the tax legislation, the above factors may create tax risks for the Company. In addition to the obligations shown in the lease commitments section above, approximately RUR 20 ($0.7) of unrecognized tax benefits have been recorded as liabilities, and the Company is uncertain as to if or when such amounts may be settled (Note 16). Related to unrecognized tax benefits, the Company has also recorded a liability for potential penalties of RUR 3 ($0.1) and interest of RUR 2 ($0.1). As of December 31, 2012, except for the income tax contingencies described above, the Company accrued RUR 25 ($0.8) for contingencies related to non-income taxes.

        The future economic direction of Russia is heavily influenced by the fiscal and monetary policies adopted by the government, together with developments in the legal, regulatory, and political environment.

        Because Russia produces and exports large volumes of oil and gas, the Russian economy is particularly sensitive to the price of oil and gas on the world market.

DIVIDENDS	12 Months Ended
Dec. 31, 2012
DIVIDENDS
DIVIDENDS

18. DIVIDENDS

        When and if the Company declares and pays dividends, it pays them in U.S. dollars. There were no dividends declared in 2011 and 2012. On July 26, 2010, the Company's Board approved the payment of an interim dividend in the amount of $30.0 (RUR 911 at the exchange rate as of the approval date) that was paid in full in the third quarter of 2010.

SHARE CAPITAL	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL
SHARE CAPITAL

19. SHARE CAPITAL

        The Company has three authorized classes of ordinary shares, Class A, Class B and Class C with €0.01, € 0.10 and €0.09 par value, respectively. The principal features of the three classes of ordinary shares are as follows:

  •
  Class A shares, par value €0.01 per share, entitled to one vote per share. The Class A shares share ratably with the Class B shares, on a pari passu basis, in any dividends or other distributions.

  •
  Class B shares, par value €0.10 per share, entitled to ten votes per share. Class B shares may only be transferred to qualified holders. In order to sell a Class B share, it must be converted into a Class A share.

  •
  Class C shares, par value €0.09 per share, entitled to nine votes per share. The Class C shares are entitled to a fixed nominal amount in the event of a dividend or distribution limited to €0.01 per share in any one financial year if any such shares were to be outstanding on the record date for a dividend declaration. The Class C shares are used for technical purposes related to the conversion of Class B shares into Class A shares. During the periods between conversion and cancellation, all Class C shares are held by Yandex Conversion Foundation (Stichting Yandex Conversion). Yandex Conversion Foundation was incorporated under the laws of the Netherlands in October 2008 for the sole purpose of facilitating the conversion of Class B shares into Class A shares. Yandex Conversion Foundation is managed by a board of directors appointed by the Company.

        On September 21, 2009, the Company issued a Priority Share to Sberbank. The holder of the Priority Share has the right to veto the accumulation of stakes in the Company in excess of 25% by a single entity, a group of related parties or parties acting in concert. The holder of the Priority Share does not have any rights to influence operating decisions of the Company nor is it entitled to a seat on the Company's Board. Transfer of the Priority Share requires the approval of the Board. The Priority Share has been purchased by Sberbank at its par value of €1 and is entitled to a normal pro rata dividend distribution.

        The Company's articles of association authorize a special class of preference shares as a form of an anti-takeover defense. The Company's Board has the irrevocable authority for a period of five years to issue preference shares and grant rights to subscribe for preference shares up to the Company's authorized share capital from time to time. This authority may be renewed by a resolution of the general meeting of shareholders for a subsequent period of up to five years. The preference shares, if issued, would be entitled to receive preferential dividends at a rate of 12-month EURIBOR plus 200 basis points on the amount paid thereon, prior and in preference to distributions in respect of ordinary shares. No preference shares have been issued.

        The share capital as of each balance sheet date is as follows (EUR in millions):

	December 31, 2011			December 31, 2012
	Shares	EUR	RUR	Shares	EUR	RUR
Authorized:	4,549,827,751			4,318,989,446
Priority share	1			1
Preference shares	2,000,000,001			2,000,000,001
Class A ordinary shares	2,000,000,000			2,000,000,000
Class B ordinary shares	273,764,304			159,494,722
Class C ordinary shares	276,063,445			159,494,722
Issued and fully paid:	432,981,653	€27.9	995	355,732,713	€17.0	547
Priority share	1	—	—	1	—	—
Preference shares	—	—	—	—	—	—
Class A ordinary shares	159,217,348	1.6	66	202,318,864	2.0	83
Class B ordinary shares	164,621,382	16.5	531	125,441,218	12.5	362
Class C ordinary shares	109,142,922	9.8	399	27,972,630	2.5	102

        Treasury Class C shares are not disclosed as such due to the technical nature of this class of shares.

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

20. SHARE-BASED COMPENSATION

  Employee Equity Incentive Plan

        The Company has granted Share-Based Awards to employees and consultants of the Company pursuant to its Employee Share Option Plan (the "2001 Plan") and the Third Amended and Restated 2007 Equity Incentive Plan (the "2007 Plan").

        On January 29, 2001, the Supervisory Board of Yandex Technologies Ltd. ("YTL"), the former parent of the Company, approved the 2001 Plan, which provided for the issuance of up to 36,909,292 options to employees of the Company to purchase ordinary shares in YTL. On February 7, 2007, the Company's Board adopted the 2007 Plan and subsequently amended it on October 11, 2007, October 14, 2008, November 10, 2011, and February 10, 2012. A share option issued under the 2007 Plan entitles the holder to purchase an ordinary share at a specified exercise price. Share appreciation rights ("SARs") issued under the 2007 Plan entitle the holder to receive a number of Class A shares determined by reference to appreciation from and after the date of grant in the fair market value of a Class A share over the measurement price. RSUs awarded under the 2007 Plan entitle the holder to receive a fixed number of Class A shares at no cost upon the satisfaction of certain time-based vesting criteria. The 2007 Plan provides for the issuance of Share-Based Awards to employees, officers, advisors and consultants of the Company and members of the Board of the Company to acquire or, in regard to SARs, to benefit from the appreciation of ordinary shares representing in the aggregate a maximum of 10% of the issued share capital of the Company. In connection with a capital restructuring, all outstanding share options granted to eligible employees under the 2001 Plan were cancelled and replaced with new grants of options under the 2007 Plan. The Company recorded no additional compensation cost as a result of this cancellation and replacement because the terms of the replacement awards are substantially the same.

        Under the 2007 Plan, the award exercise or measurement price per share is set at the "fair market value" and denominated in U.S. dollars on the date the Share-Based Awards are granted by the Company's Board. For purposes of the 2007 Plan, "fair market value" means (A) at any time when the Company's shares are not publicly traded, the price per share most recently determined by the Board to be the fair market value; and (B) at any time when the shares are publicly traded, the closing price (as adjusted to account for the ratio of shares to depositary shares, if necessary) on the date of such determination. Share-Based Awards granted under the 2007 Plan generally vest over a four-year period. Approximately 25% of the Share-Based Awards vest after one year, with the remaining Share-Based Awards vesting in equal amounts on the last day of each quarter over the following three years. If a grantee ceases to be an eligible participant within three months following the consummation of a change of control because of termination by the grantee for good reason or because of termination by the Company for any reason other than for cause, the Share-Based Award(s) held by such grantee shall become fully vested and immediately exercisable. The maximum term of a Share-Based Award granted under the 2007 Plan may not exceed ten years. The 2007 Plan expires at midnight on October 11, 2017. After its expiration, no further grants can be made under the 2007 Plan but the vesting and effectiveness of Share-Based Awards previously granted will remain unaffected.

        In October 2012, the Company offered non-executive employees of the Company an opportunity to exchange their SARs and options for RSUs based on an exchange ratio of 2:1. The replacement RSUs have the same vesting schedule as the existing SARs or existing options. A total of 692,855 awards were exchanged in connection with this offer.

        The Company estimates the fair value of share options and SARs using the BSM pricing model. The weighted average assumptions used in the BSM pricing model for grants made in the years ending December 31, 2010, 2011 and 2012 were as follows:

	2010	2011	2012
Dividend yield	—	—	—
Expected annual volatility	62%	65%	54%
Risk-free interest rate	4.00%	1.6%	0.78%
Expected life of the awards (years)	6.08 - 6.12	6.12 - 6.17	5.51 - 7.02
Weighted-average grant date fair value of awards (per share)	$4.04	$12.82	$10.13

        The Company used the following assumptions in the BSM pricing model when valuing its Share-Based Awards:

  •
  Expected forfeitures.  This assumption is estimated using historical trends of the number of awards forfeited prior to vesting and adjusted as appropriate for exceptional circumstances. Historically, as the Company typically only granted Share-Based Awards to senior employees who had been with the Company for at least one year, and the turnover rate for such employees was minimal, the Company estimated expected forfeitures to be insignificant. In 2012, as less senior employees began to be involved in the program, the Company calculated the forfeiture rate by reference to the historical employee turnover rate.

  •
  Expected volatility.  Because the Company's ordinary shares were not publicly traded prior to May 2011, expected volatility was previously estimated based on an analysis of the historical stock price volatility of comparable public companies for a preceding period equal to the expected term of the award grant being valued. For 2012 grants, the Company started to use historical volatility of the Company's own shares.

  •
  Expected term.  The expected term of awards granted has been calculated following the "simplified" method, using half of the sum of the contractual and vesting terms, because the Company has no historical pattern of exercises sufficient to estimate the expected term on a more reliable basis.

  •
  Dividend yield.  This assumption is measured as the average annualized dividend estimated to be paid by the Company over the expected life of the award as a percentage of the share price at the grant date. In the past, the Company has declared and paid dividends, including with respect to the year ended December 31, 2010. The Company did not declare any dividends with respect to 2011 or 2012. Currently, the Company does not have any plans to pay dividends in the near term. When the Company declared dividends in 2010, it followed the practice of paying optionees bonuses calculated as an amount per vested option share equal to the amount of the dividend declared per share. Because optionees were generally compensated for dividends and the Company has no plans to pay cash dividends in the near term, it used an expected dividend yield of zero in its option pricing model for awards granted in the years ended December 31, 2010, 2011 and 2012.

  •
  Fair value of ordinary shares.  Prior to May 2011, the Company's ordinary shares were not publicly traded. Therefore, it estimated the fair value of its ordinary shares on the basis of valuations arrived at by employing the "income approach" and the "market approach" valuation methodologies. For periods after May 2011, the Company estimated the fair value of its ordinary shares using the closing price of its ordinary shares on the NASDAQ Global Select Market on the date of grant.

  •
  Risk-free interest rate.  Prior to May 2011, to estimate the risk-free rate, the Company used the implied yield currently available on Russian Eurobonds with a remaining term equal to the expected term of the Share-Based Award grant being valued. For periods after May 2011, the Company used the risk-free interest rates based on the US Treasury yield curve in effect at the grant date.

        The following table summarizes awards activity for the Company under the 2007 Plan:

	Options		SARs		RSUs
	Quantity	Weighted average exercise price per share	Quantity	Weighted average exercise price per share	Quantity	Weighted average exercise price per share
Outstanding as of January 1, 2012	14,346,268	$4.19	797,660	$20.80	—	—

Granted	—	—	820,000	20.08	1,922,028	—
Exercised	(3,903,880)	3.03	—	—	(1,562)	—
Forfeited	(258,126)	8.92	(58,540)	20.99	(48,763)	—
Cancelled	(50,491)	25.00	(657,855)	20.70	—	—

Outstanding as of December 31, 2012	10,133,771	$4.42	901,265	$20.21	1,871,703	—

        The following table summarizes information about outstanding and exercisable awards under the 2007 Plan as of December 31, 2012:

		Awards Outstanding			Awards Exercisable
Exercise Price ($)	Type of award	Number outstanding	Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value	Number exercisable	Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
0.83	Option	1,205,000	2.50	$25.0	1,205,000	2.50	$25.0
2.16	Option	1,441,655	3.55	27.9	1,441,655	3.55	27.9
2.74	Option	1,201,502	4.42	22.6	1,201,502	4.42	22.6
3.40	Option	846,315	5.09	15.3	846,315	5.09	15.3
3.43	Option	630,244	6.32	11.4	548,682	6.32	9.9
3.51	Option	1,245,425	6.86	22.5	873,175	6.86	15.7
4.16	Option	1,310,773	7.43	22.8	660,273	7.43	11.5
8.77	Option	2,084,857	7.85	26.6	955,607	7.85	12.2
25.00	Option	168,000	8.40	—	63,000	8.40	—

Total Options		10,133,771	5.70	174.1	7,795,209	5.15	140.1
16.95	SARs	9,375	8.97	—	2,344	8.97	—
18.44	SARs	—	—	—	—	—	—
19.00	SARs	370,000	9.57	0.9	—	—	—
20.99	SARs	101,890	8.92	0.1	25,473	8.92	—
21.05	SARs	400,000	9.88	0.2	—	—	—
23.19	SARs	20,000	9.18	—	—	—	—

Total SARs		901,265	9.62	1.2	27,817	8.92	—
nil	RSUs	1,871,703	9.54	40.3	83,351	8.89	1.8

Total		12,906,739	6.53	$215.6	7,906,377	5.20	$141.9

        The following table summarizes information about non-vested share awards under the 2007 Plan:

	Options		SARs		RSUs
	Quantity	Weighted Average Grant Date Fair Value	Quantity	Weighted Average Grant Date Fair Value	Quantity	Weighted Average Grant Date Fair Value
Non-vested as of January 1, 2012	4,544,699	4.20	797,660	12.33	—	—

Granted	—	—	820,000	10.26	1,922,028	19.09
Vested	(1,923,950)	3.70	(27,816)	12.24	(84,913)	16.08
Forfeited	(258,126)	5.41	(58,540)	12.45	(48,763)	18.94
Cancelled	(24,062)	15.14	(657,855)	12.28	—	—

Non-vested as of December 31, 2012	2,338,561	4.37	873,449	10.43	1,788,352	19.23

        At December 31, 2012, there was RUR 1,425 ($46.9) of unamortized share-based compensation expense related to unvested share options, RSUs and SARs which is expected to be recognized over a weighted average period of 3.06 years. The Company expects that all but an insignificant portion of options and SARs outstanding will vest and therefore has not applied a forfeiture rate in estimating the total awards expected to vest. The Company expects 1,585,684 out of 1,788,352 RSUs to vest after December 31, 2012. To the extent the actual forfeiture rate is different from the Company's estimate, share-based compensation related to these awards will be different from our expectations.

  Ex-Plan Restricted Shares

        At December 31, 2012, there was nil of unamortized share-based compensation expense related to unvested restricted shares. The Company expects that all 11,424 restricted shares outstanding with a weighted average grant date fair value of $3.40 will not vest as they are subject to repurchase.

  Ex-Plan Options

        In January 2009, the Company hired certain former sales and product development employees of Mediaselling LLC ("Mediaselling"). The Company granted some of these former Mediaselling employees performance-based options to purchase an aggregate of 378,000 Class A shares.

        The following table summarizes activity for these ex-plan options:

	Quantity	Weighted Average Exercise Price
Outstanding as of December 31, 2011	289,600	€0.01

Exercised	(15,910)	0.01

Outstanding as of December 31, 2012	273,690	€0.01

        The following table summarizes information about non-vested ex-plan share options:

	Quantity	Weighted Average Grant Date Fair Value
Non-vested as of December 31, 2011	189,000	$3.42

Vested	(36,400)	3.42

Non-vested as of December 31, 2012	152,600	$3.42

        As of December 31, 2012, these ex-plan options have a remaining contractual life of 6.37 years; 273,690 outstanding ex-plan options have an intrinsic value of RUR 179 ($5.9); 121,090 exercisable ex-plan options have an intrinsic value of RUR 79 ($2.6).

        At December 31, 2012, there was no unamortized share-based compensation expense related to unvested ex-plan options.

  Ex-plan RSUs

        In November 2011, the Company acquired SPB Software Group (Note 4) and subsequently granted 25,000 RSUs to some of the former SPB Software employees. Although these RSUs were granted ex-plan, they have the same vesting provisions as Share-Based Awards granted under the 2007 Plan. As of December 31, 2012, these ex-plan RSUs had a remaining contractual life of 8.97 years; 23,125 of these RSUs had an intrinsic value of RUR 15 ($0.5); 6,250 exercisable ex-plan RSUs had an intrinsic value of RUR 4 ($0.1). These RSUs had a grant date fair value of $16.94 per share, resulting in unamortized share-based compensation expense of RUR 9 ($0.3) that is expected to be recognized over a period of 3.00 years.

  Phantom Share Units

        In May 2011, the Company granted ex-plan to all of its employees 77,230 phantom share units vesting in full in December 2011. The award was fully exercised and settled in cash in December 2011. The Company recognized share-based compensation expense of RUR 43, related to this grant.

  Share-Based Compensation Expense

        The Company recognized share-based compensation expense of RUR 160, RUR 329 and RUR 376 ($12.4) for the years ended December 31, 2010, 2011 and 2012, respectively. The Company recognized nil, 27 and RUR 4 ($0.1) in related tax benefits for the years ended December 31, 2010, 2011 and 2012, respectively.

INFORMATION ABOUT REVENUES & GEOGRAPHIC AREAS	12 Months Ended
Dec. 31, 2012
INFORMATION ABOUT REVENUES & GEOGRAPHIC AREAS
INFORMATION ABOUT REVENUES & GEOGRAPHIC AREAS

21. INFORMATION ABOUT REVENUES & GEOGRAPHIC AREAS

        The Company's revenues consist of the following:

	2010	2011	2012	2012
	RUR	RUR	RUR	$
Advertising revenue(1):
Text-based advertising:
Yandex websites	9,454	14,590	20,610	678.6
Yandex ad network websites	1,506	2,922	4,898	161.2

Total text-based advertising	10,960	17,512	25,508	839.8
Display advertising	1,229	2,096	2,592	85.4

Total advertising revenue	12,189	19,608	28,100	925.2
Online payment commissions	263	383	552	18.1
Other revenues	48	42	115	3.8

Total revenues	12,500	20,033	28,767	947.1

(1)
The Company records revenue net of VAT, commissions and discounts. Because it is impractical to track commissions and discounts for text-based advertising revenues generated on Yandex websites and on those of the Yandex ad network members separately, the Company has allocated commissions and discounts between its Yandex websites and the Yandex ad network websites proportionately to their respective gross revenue contributions.

        Revenues by geography are based on the billing address of the advertiser. The following table sets forth revenues and long-lived assets other than financial instruments and deferred tax assets by geographic area:

	2010	2011	2012	2012
	RUR	RUR	RUR	$
Revenues:
Russia	12,211	19,352	27,300	898.8
Rest of the world	289	681	1,467	48.3

Total revenues	12,500	20,033	28,767	947.1

Long-lived assets, net:
Russia	3,516	6,963	8,447	278.1
US	1	1,413	1,043	34.3
Rest of the world	92	395	408	13.5

Total long-lived assets, net	3,609	8,771	9,898	325.9

RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED-PARTY TRANSACTIONS
RELATED-PARTY TRANSACTIONS

22. RELATED-PARTY TRANSACTIONS

        The Company has in place a registration rights agreement with its major shareholders that allows them to require the Company to register Class A shares held by them under the U.S. Securities Act of 1933, as amended (the "Securities Act"), under certain circumstances. In such circumstances, the Company is obliged to pay all expenses, other than underwriting commissions and discounts, relating to any such registration. Such expenses will be disclosed by the Company as related party transactions in the financial statements relating to the reporting period in which they are incurred.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

23. SUBSEQUENT EVENTS

        In January and March 2013, the Company granted an aggregate of 76,180 RSUs and 50,000 SARs at a measurement price of $23.29 per share pursuant to the 2007 Plan to its employees.

        Shareholders party to the registration rights agreement described above (Note 22) have, in accordance with their rights under that agreement, requested that the Company prepare and file a registration statement on Form F-3 under the Securities Act to permit them to publicly sell certain Class A shares they hold in the Company. On March 7, 2013, the Board of Directors of the Company approved the filing of such registration statement and the Company expects the filing to occur on or about March 11, 2013.

        On March 7, 2013, the Board of Directors of the Company also authorized the Company to repurchase on the open market up to 12,000,000 of its Class A shares.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation

        The accompanying consolidated financial statements have been prepared in conformity with the accounting principles generally accepted in the United States of America ("U.S. GAAP"). The accompanying consolidated financial statements differ from the financial statements prepared by the group's individual legal entities for statutory purposes in that they reflect certain adjustments, not recorded in the accounting records of the group's individual legal entities, which are appropriate to present the financial position, results of operations and cash flows in accordance with U.S. GAAP. Distributable retained earnings of the Company are based on amounts reported in statutory accounts of individual entities and may significantly differ from amounts calculated on the basis of U.S. GAAP.

Principles of Consolidation

        The consolidated financial statements include the accounts of the parent company and the entities it controls. All inter-company transactions and balances within the Company have been eliminated upon consolidation.

Use of Estimates
       The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and amounts of revenues and expenses for the reporting period. Actual results could differ from those estimates. The most significant estimates relate to fair values of share-based awards, financial instruments, intangible assets and goodwill, useful lives of property and equipment and intangible assets, income taxes, contingencies, accounts receivable allowance, and impairment assessments. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Comparative Figures

        Reclassifications have been made to the prior period consolidated balance sheet to conform to the current period presentation. Balances and cash flows related to assets held for sale (Note 7) are reclassified from their historical presentation to assets held for sale and liabilities related to assets held for sale and cash flows related to changes in assets held for sale and liabilities related to assets held for sale, respectively.

Foreign Currency Translation

        The functional currency of the Company's parent company is the U.S. dollar. The functional currency of the Company's operating subsidiaries domiciled in Russia is the Russian ruble. The Company has elected the Russian ruble as its reporting currency. All balance sheet items are translated into Russian rubles based on the exchange rate on the balance sheet date and revenue and expenses are translated at weighted average rates of exchange. Translation gains and losses are recorded as currency translation adjustments in other comprehensive income. Foreign exchange transaction gains and losses are included in other income, net in the accompanying consolidated statements of income.

Convenience Translation

        Translations of amounts from RUR into U.S. dollars for the convenience of the reader have been made at the exchange rate of RUR 30.3727 to $1.00, the official exchange rate quoted by the Central Bank of the Russian Federation as of December 31, 2012. No representation is made that the RUR amounts could have been, or could be, converted into U.S. dollars at such rate.

Certain Risks and Concentrations

       The Company's revenues are principally derived from online advertising, the market for which is highly competitive and rapidly changing. Significant changes in this industry or changes in users' internet preferences or advertiser spending behavior could adversely affect the Company's financial position and results of operations.

        In addition, the Company's principal business activities are within the Russian Federation. Laws and regulations affecting businesses operating in the Russian Federation are subject to frequent changes, which could impact the Company's financial position and results of operations.

        The majority of the Company's revenue is collected on a prepaid basis; credit terms are extended only to certain sales agencies and to larger loyal clients. Accounts receivable are typically unsecured and are derived from revenues earned from customers located in the Russian Federation.

        No individual customer or groups of affiliated customers represented more than 10% of the Company's revenues or accounts receivable in 2010, 2011, and 2012.

        Financial instruments that potentially subject the Company to a significant concentration of credit risk consist, in addition to accounts receivable, primarily of cash, cash equivalents, term deposits and debt securities, including notes linked to the sovereign credit ratings of Germany and the Netherlands. The primary focus of the Company's investment strategy is to preserve capital and meet liquidity requirements.

        The Company's investment policy addresses the level of credit exposure by working with different geographically diversified banking institutions, subject to their conformity to an established minimum credit rating for banking relationships. To manage the risk exposure, the Company maintains its portfolio of investments in a variety of highly-rated debt instruments issued by financial institutions, term deposits and money market funds.

Revenue Recognition

        The Company recognizes revenues when the services have been rendered, the price is fixed or determinable, persuasive evidence of an arrangement exists, and collectability is reasonably assured. Revenue is recorded net of value added tax ("VAT").

Advertising Revenues

        The Company's advertising revenue is generated from serving both text-based and display ads on its own websites and on Yandex ad network members' websites. Advance payments received by the Company from advertisers are recorded as deferred revenue on the Company's consolidated balance sheets and recognized as advertising revenues in the period services are provided.

        Advertising sales commissions that are paid to agencies are accounted for as an offset to revenues and amounted to RUR 998, RUR 1,916 and RUR 2,631 ($86.6) in 2010, 2011 and 2012, respectively.

        In accordance with U.S. GAAP, the Company reports advertising revenue gross of fees paid to Yandex ad network members, because the Company is the primary obligor to its advertisers and retains collection risk. The Company records fees paid to ad network members as traffic acquisition costs, a component of cost of revenues.

        The Company recognizes advertising revenue based on the following principles:

  Text-Based Advertising

        The Company's Yandex.Direct service offers advertisers the ability to place text-based ads on Yandex and Yandex ad network member websites targeted to users' search queries or website content. The Company recognizes as revenues fees charged to advertisers as "click-throughs" occur. A "click-through" occurs each time a user clicks on one of the text-based ads that are displayed next to the search results or on the content pages of Yandex or Yandex ad network members' websites.

  Display Advertising

        The Company recognizes revenue from display advertising on its websites and on Yandex ad network member websites as "impressions" are delivered. An "impression" is delivered when an advertisement appears in pages viewed by users.

Online Payment Commissions

        Yandex.Money earns commissions from processing electronic payment transactions for its customers. Commission revenues resulting from processing an electronic payment transaction are recognized once the transaction is complete.

Cost of Revenues
       Cost of revenues primarily consists of traffic acquisition costs. Traffic acquisition costs consist of amounts ultimately paid to Yandex ad network members and to certain other partners ("distribution partners") who distribute the Company's toolbar and other products. These amounts are primarily based on revenue-sharing arrangements with ad network members and distribution partners. Traffic acquisition costs are expensed as incurred. Cost of revenues also includes expenses associated with the operation of the Company's data centers, including personnel costs, rent, utilities and bandwidth costs; as well as content acquisition costs.

Product Development Expenses

        Product development expenses consist primarily of personnel costs incurred for the development of, enhancement to and maintenance of the Company's search engine and other Company websites and technology platforms. Product development expenses also include rent and utilities attributable to office space occupied by development staff.

Advertising and Promotional Expenses

        The Company expenses advertising and promotional costs in the period in which they are incurred. For the years ended December 31, 2010, 2011 and 2012, promotional and advertising expenses totaled approximately RUR 157, RUR 364 and RUR 900 ($29.6), respectively.

Government Funds Contributions

        The Company makes contributions to governmental pension, medical and social funds on behalf of its employees. In Russia, the amount was calculated using a flat rate (26% in 2010 and 34% in 2011) of the annual compensation of each employee, not to exceed certain pre-determined amounts of compensation and a regressive rate (from 30% to 10% in 2012) based on the annual compensation of each employee. These contributions are expensed as incurred.

Share Based Compensation

        The Company estimates the fair value of share options and share appreciation rights (together, "Share-Based Awards") that are expected to vest using the Black-Scholes-Merton ("BSM") pricing model and recognizes the fair value on a straight-line basis over the requisite servicing period. The assumptions used in calculating the fair value of Share-Based Awards represent the Company's best estimates, but these estimates involve inherent uncertainties and the application of management judgment. As a result, if factors change and the Company uses different assumptions, the Company's share-based compensation expense could be materially different in the future. In addition, the Company is required to estimate the expected pre-vesting award forfeiture rate, as well as the probability that performance conditions that affect the vesting of certain awards will be achieved, and only recognizes expense for those shares expected to vest. The Company estimates the forfeiture rate based on historical experience of the Company's Share-Based Awards that are granted and cancelled before vesting. If the Company's actual forfeiture rate is materially different from the Company's original estimate, the share-based compensation expense could be significantly different from what the Company has recorded in the current period. Changes in the estimated forfeiture rate can have a significant effect on reported share-based compensation expense, as the effect of adjusting the forfeiture rate for all current and previously recognized expense for unvested awards is recognized in the period the forfeiture estimate is changed.

        The Company measures the fair value of restricted share units ("RSUs") on the fair market values of the underlying share on the dates of grant.

        Cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the terms of the cancelled award ("modification awards"). The compensation costs associated with the modification awards are recognized if either the original vesting condition or the new vesting condition has been achieved. Such compensation costs cannot be less than the grant-date fair value of the original award. The incremental compensation cost is measured as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date. Therefore, in relation to the modification awards, the Company recognizes share-based compensation over the vesting periods of the new awards, which comprises, (1) the amortization of the incremental portion of share-based compensation over the remaining vesting term and (2) any unrecognized compensation cost of the original award, using either the original term or the new term, whichever is higher for each reporting period.

        The Company uses the "with and without" approach in determining the order in which tax attributes are utilized. As a result, the Company only recognizes a tax benefit from share-based awards in additional paid-in capital, if an incremental tax benefit is realized after all other tax attributes currently available to the Company have been utilized.

Income Taxes

        Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets, including tax loss and credit carry-forwards, and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred income tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the classification of the underlying balance sheet account or, if unrelated to a balance sheet account, the timing of expected realization. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

        Uncertain income tax positions are recognized in the financial statements if it is more likely than not that they will be sustained on audit by the tax authorities, including resolution of related appeals or litigation processes, if any. These tax benefits are measured as the largest amount which is more than 50% likely of being realized upon ultimate settlement.

        The Company recognizes interest and penalties related to unrecognized income tax benefits within the income tax expense line in the accompanying consolidated statement of operations. Accrued interest and penalties are included within the other accrued liabilities line together with the unrecognized income tax benefits.

Comprehensive Income

        Comprehensive income is defined as the change in equity during a period from non-owner sources. U.S. GAAP requires the reporting of comprehensive income in addition to net income. Comprehensive income of the Company includes net income and foreign currency translation adjustments. For the years ended December 31, 2010, 2011 and 2012 total comprehensive income included, in addition to net income, the effect of translating the financial statements of the Company's subsidiaries domiciled outside of Russia into Russian rubles.

        Accumulated other comprehensive income of RUR 1,828 as of December 31, 2011 and RUR 961 ($31.6) as of December 31, 2012 solely comprises cumulative foreign currency translation adjustments.

Fair Value of Financial Instruments

        Financial instruments carried on the balance sheet include cash and cash equivalents, term deposits, restricted cash, investments in debt and equity securities, accounts receivable, funds receivable, loans to employees, accounts payable, accrued liabilities and funds payable and amounts due to customers. The carrying amounts of cash and cash equivalents, term deposits, restricted cash, the host contract of the capital-protected index-linked note, accounts receivable, funds receivable, accounts payable, accrued liabilities and funds payable and amounts due to customers approximate their respective fair values due to the short-term nature of those instruments. Accordingly, no credit valuation adjustment has been recorded in the consolidated financial statements for any period presented.

Term Deposits
       Bank deposits are classified depending on their original maturity as (i) cash and cash equivalents if the original maturities are three months or less; (ii) current term deposits if the original maturities are more than three months, but no more than one year; and (iii) non-current term deposits if the original maturities are more than one year.

Investments in Debt Securities

       As the Company has both the positive intent and the ability to hold debt securities to maturity, the Company's investments in debt securities are classified as held to maturity and are measured and presented at amortized cost, except for the capital protected index-linked note for which the host-contract is recorded at amortized cost and the embedded derivative component is recorded and presented at fair value. The interest related to investments in debt securities is reported as a part of interest income in the consolidated statements of income.

        The Company evaluates the investments periodically for possible other-than-temporary impairment. A decline of fair value below amortized costs of debt securities is considered an other-than-temporary impairment if the Company has the intent to sell the security or it is more likely than not that the Company will be required to sell the security before recovery of the entire amortized cost basis. In those instances, an impairment charge equal to the difference between the fair value and the amortized cost basis is recognized in earnings. Regardless of the Company's intent or requirement to sell a debt security, an impairment is considered other-than-temporary if the Company does not expect to recover the entire amortized cost basis; in those instances, a credit loss equal to the difference between the present value of the cash flows expected to be collected based on credit risk and the amortized cost basis of the debt security is recognized in earnings. The Company has no current requirement or intent to sell its debt securities as of December 31, 2012. The Company expects to recover up to (or beyond) the initial cost of investment for securities held.

Investments in Equity Securities

        Investments in the stock of entities in which the Company can exercise significant influence but does not own a majority equity interest or otherwise control are accounted for using the equity method. The Company records its share of the results of these companies within the other income, net, line on the consolidated statements of income. Investments in the non-marketable stock of entities in which the Company can exercise little or no influence are accounted for using the cost method. Both equity and cost method accounted investments are included in investments in non-marketable equity securities on the consolidated balance sheets.

        The Company's marketable equity securities are classified as trading and are reported at fair value, with change in value recognized in net income.

        The Company reviews its investments for other-than-temporary impairment whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. Investments identified as having an indication of impairment are subject to further analysis to determine if the impairment is other-than-temporary and this analysis requires estimating the fair value of the investment. The determination of fair value of the investment involves considering factors such as current economic and market conditions, the operating performance of the companies including current earnings trends and forecasted cash flows, and other company and industry specific information.

Accounts Receivable, Net
       Accounts receivable are stated at their net realizable value. The Company provides an allowance for doubtful accounts based on management's periodic review for recoverability of accounts receivable from customers and other receivables. The Company evaluates the collectability of its receivables based upon various factors, including the financial condition and payment history of major customers, an overall review of collections experience of other accounts and economic factors or events expected to affect the Company's future collections.

Property and Equipment

       Property and equipment are recorded at cost and depreciated over their useful lives. All capital expenditures incurred before the property, plant and equipment are ready for their intended use are capitalized as assets not yet in use.

        Depreciation and amortization is computed under the straight-line method using estimated useful lives as follows:

Estimated useful lives
Servers and network equipment	3 years
Infrastructure systems	3 - 10 years
Office furniture and equipment	3 years
Buildings	10 - 20 years
Leasehold improvements	the shorter of 5 years or the remaining period of the lease term
Other equipment	3 - 5 years
Purchased technologies and licenses	the shorter of 5 years or the underlying license terms

        Land is not depreciated.

        Depreciation of assets included in assets not yet in use commences when they are ready for the intended use.

Goodwill and Other Acquired Intangible Assets

        Goodwill represents the excess of purchase consideration over the Company's share of fair value of the net assets of acquired businesses. Goodwill is not subject to amortization but is tested for impairment at least annually.

        Intangible assets with definite lives are amortized over their estimated useful lives and reviewed for impairment whenever events or changes in circumstances indicate an asset's carrying value may not be recoverable. The Company currently amortizes acquired intangible assets with definite lives using the straight-line method and estimated useful lives of assets ranging from 0.9 to 15.0 years, with a weighted-average life of 6.14 years:

Estimated useful lives
Software	1.1 - 7.1 years
Customer relationships	1.1 - 15.0 years
Contracts with suppliers	0.9 - 5.9 years
Patents and licenses	3.4 - 7.1 years
Non-compete agreements	1.1 - 2.0 years

Impairment of Long-lived Assets

        Goodwill is reviewed for impairment as of the end of each fiscal year. The Company performs a qualitative assessment to determine whether further impairment testing on goodwill is necessary. If the Company believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. The quantitative impairment test is performed by comparing the carrying value of each reporting unit's net assets (including allocated goodwill) to the fair value of those net assets. If the reporting unit's carrying amount is greater than its fair value, then a second step is performed whereby the portion of the fair value that relates to the reporting unit's goodwill is compared to the carrying value of that goodwill. The Company recognizes a goodwill impairment charge for the amount by which the carrying value of goodwill exceeds the fair value. The Company has determined that there are no impairment losses in respect of goodwill for any of the periods covered by these financial statements.

        The Company evaluates the carrying value of long-lived assets other than goodwill for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be recoverable. When such a determination is made, management's estimate of undiscounted cash flows to be generated by the assets is compared to the carrying value of the assets to determine whether impairment is indicated. If impairment is indicated, the amount of the impairment recognized in the consolidated financial statements is determined by estimating the fair value of the assets and recording a loss for the amount that the carrying value exceeds the estimated fair value. This fair value is usually determined based on estimated discounted cash flows.

Recently Adopted Accounting Pronouncements

        On January 1, 2012, the Company adopted the Financial Accounting Standards Board ("FASB") accounting standard update, which amends the fair value measurement guidance and includes some enhanced disclosure requirements. The most significant change in disclosures is an expansion of the information required for Level 3 measurements based on unobservable inputs. The adoption of this guidance did not have a significant impact on the Company's consolidated financial position, results of operations, cash flows, or disclosures.

  Effect of Recently Issued Accounting Pronouncements

        In February 2013, the FASB issued accounting guidance on the reporting of reclassifications out of accumulated other comprehensive income. The guidance requires an entity to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income if the amount is reclassified to net income in its entirety in the same reporting period. For other amounts not required to be reclassified in their entirety to net income in the same reporting period, a cross reference to other disclosures that provide additional detail about the reclassification amounts is required. This guidance is effective January 1, 2013. The Company does not expect the adoption of this guidance to have a material impact on its financial statements.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives

Estimated useful lives
Servers and network equipment	3 years
Infrastructure systems	3 - 10 years
Office furniture and equipment	3 years
Buildings	10 - 20 years
Leasehold improvements	the shorter of 5 years or the remaining period of the lease term
Other equipment	3 - 5 years
Purchased technologies and licenses	the shorter of 5 years or the underlying license terms

Schedule of estimated useful lives of intangible assets

Estimated useful lives
Software	1.1 - 7.1 years
Customer relationships	1.1 - 15.0 years
Contracts with suppliers	0.9 - 5.9 years
Patents and licenses	3.4 - 7.1 years
Non-compete agreements	1.1 - 2.0 years

NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
NET INCOME PER SHARE
Schedule of components of basic and diluted net income per share

	For the year ended December 31,
	2010		2011		2012
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RUR	RUR	RUR	RUR	RUR	$	RUR	$
Net income, allocated for basic	352	3,465	1,785	3,988	4,564	150.2	3,659	120.5
Reallocation of net income as a result of conversion of Class B to Class A shares	3,465	—	3,988	—	3,659	120.5	—	—
Reallocation of net income to Class B shares	—	4	—	(18)	—	—	22	0.7

Net income, allocated for diluted	3,817	3,469	5,773	3,970	8,223	270.7	3,681	121.2
Weighted average ordinary shares outstanding—basic	28,024,801	275,792,587	97,579,615	217,962,024	181,039,148	181,039,148	145,171,800	145,171,800
Dilutive effect of:
Conversion of Class B to Class A shares	275,792,587	—	217,962,024	—	145,171,800	145,171,800	—	—
Ordinary Share-Based Awards	4,763,212	4,620,555	12,613,448	7,683,679	9,479,648	9,479,648	5,129,207	5,129,207

Weighted average ordinary shares outstanding—diluted	308,580,600	280,413,142	328,155,087	225,645,703	335,690,596	335,690,596	150,301,007	150,301,007

Net income per share attributable to ordinary shareholders:
Basic	12.56	12.56	18.30	18.30	25,21	0.83	25.21	0.83

Diluted	12.37	12.37	17.59	17.59	24.50	0,81	24.50	0.81

BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
SPB
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Schedule of allocation of the purchase price to the net assets acquired

November 23, 2011
RUR
ASSETS:
Cash and cash equivalents	10
Current assets	16
Property and equipment	4
Intangible assets	390
Goodwill	470

Total assets	890

LIABILITIES:
Current liabilities	17
Non-current liabilities	81
Deferred tax liabilities	47

Net assets	745

Total purchase consideration	745

GIS
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Schedule of allocation of the purchase price to the net assets acquired

July 1, 2010
RUR
ASSETS:
Current assets	6
Property and equipment	1
Intangible assets	102
Goodwill	62

Total assets	171

LIABILITIES:
Current liabilities	8
Deferred tax liabilities	20

Net assets	143

Total purchase consideration	143

CASH AND CASH EQUIVALENTS, NON-CURRENT RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2012
CASH AND CASH EQUIVALENTS, NON-CURRENT RESTRICTED CASH
Schedule of cash and cash equivalents

	2011	2012	2012
	RUR	RUR	$
Cash	590	926	30.5
Cash equivalents:
Bank deposits	1,737	5,530	182.1
Investments in money market funds	3,603	969	31.9

Total cash and cash equivalents	5,930	7,425	244.5

ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable

	2011	2012	2012
	RUR	RUR	$
Trade receivables	1,335	1,842	60.7
Allowance for doubtful accounts	(89)	(75)	(2.5)

Total accounts receivable, net	1,246	1,767	58.2

Schedule of movements in the allowance for doubtful accounts

	2010	2011	2012	2012
	RUR	RUR	RUR	$
Balance at the beginning of the period	40	64	89	2.9
Charges to expenses	24	25	17	0.6
Utilization	—	—	(31)	(1.0)

Balance at the end of the period	64	89	75	2.5

ASSETS HELD FOR SALE AND LIABILITIES RELATED TO ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2012
ASSETS HELD FOR SALE AND LIABILITIES RELATED TO ASSETS HELD FOR SALE
Schedule of assets held for sale and liabilities related to assets held for sale

	December 31, 2011	December 31, 2012	December 31, 2012
	RUR	RUR	$
Assets held for sale
Cash and cash equivalents	392	1,164	38.3
Term deposits	490	150	4.9
Funds receivable, net	168	190	6.3
Goodwill	378	378	12.4
Other	120	142	4.7

Total assets held for sale	1,548	2,024	66.6

Liabilities related to assets held for sale
Funds payable and amounts due to customers	1,174	1,596	52.5
Other	22	23	0.8

Total liabilities related to assets held for sale	1,196	1,619	53.3

OTHER CURRENT AND NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER CURRENT AND NON-CURRENT ASSETS
Schedule of other current assets

	2011	2012	2012
	RUR	RUR	$
Interest receivable	78	558	18.4
VAT reclaimable	348	502	16.5
Other receivables	21	85	2.8
Prepaid taxes	56	18	0.6
Inventory	3	8	0.3
Other	23	46	1.5

Total other current assets	529	1,217	40.1

Schedule of other non-current assets

	2011	2012	2012
	RUR	RUR	$
Loans to employees	137	199	6.6
Other receivables	—	68	2.2
Marketable securities (Note 9)	—	39	1.3
Other	4	36	1.2

Total other non-current assets	141	342	11.3

INVESTMENTS IN DEBT AND EQUITY SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
INVESTMENTS IN DEBT AND EQUITY SECURITIES
Schedule of investments in debt securities

	2011	2012	2012
	RUR	RUR	$
Capital protected index-linked note (Note 11)	2,546	2,378	78.3
Puttable floating-rate note	805	—	—
Credit-linked notes	3,382	2,430	80.0
Other	—	2	0.1

Total investments in debt securities	6,733	4,810	158.4

Schedule of investments in equity securities

	2011	2012	2012
	RUR	RUR	$
Blekko Inc.	483	456	15.0
Face.com Inc	86	—	—
Seismotech LLC (Note 4)	—	35	1.2
Other	—	9	0.3

Total investments in non-marketable equity securities	569	500	16.5

DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
DERIVATIVE FINANCIAL INSTRUMENTS
Schedule of fair value of derivative instruments

	Balance Sheet Location	2011	2012	2012
		RUR	RUR	$
Derivative assets:
Foreign exchange contracts	Investments in debt securities	44	12	0.4
Equity purchase contracts	Investments in non-marketable equity securities	—	8	0.3

Total derivative assets		44	20	0.7

Derivative liabilities:
Foreign exchange contracts	Accounts payable and accrued liabilities	1	1	—
Foreign exchange contracts	Other accrued liabilities	59	49	1.6

Total derivative liabilities		60	50	1.6

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS
Schedule of fair value of financial assets and liabilities

 The fair value of financial assets and liabilities as of December 31, 2011 consisted of the following:

	Fair value measurement using
	Level 1	Level 2	Total
	RUR	RUR	RUR
Assets
Cash equivalents:
Bank deposits(1)	—	1,737	1,737
Investments in money market funds	3,603	—	3,603
Term deposits, current	—	4,789	4,789
Term deposits, non-current	—	2,344	2,344
Restricted cash	454	—	454
Loans to employees	—	137	137
Capital protected index-linked note—host contract	—	2,502	2,502
Capital protected index-linked note—derivative(2)	—	44	44

	4,057	11,553	15,610

Liabilities
Derivative contracts(2)	—	60	60
(1)
Bank deposits with original maturities of three months or less are included in cash equivalents. Bank deposits with maturities of more than three months are classified as term deposits.

(2)
Amounts are measured at fair value on a recurring basis.

        The fair value of financial assets and liabilities as of December 31, 2012 consisted of the following:

	Fair value measurement using
	Level 1	Level 2	Level 3	Total	Total
	RUR	RUR	RUR	RUR	$
Assets
Cash equivalents:
Bank deposits(1)	—	5,530	—	5,530	182.1
Investments in money market funds	969	—	—	969	31.9
Term deposits, current	—	4,629	—	4,629	152.4
Term deposits, non-current	—	10,330	—	10,330	340.1
Marketable securities, current(2)	76	—	—	76	2.5
Marketable securities, non-current(2)	39	—	—	39	1.3
Restricted cash	214	—	—	214	7.0
Loans to employees	—	199	—	199	6.6
Derivative contracts (Notes 4, 10)(2)	—	—	8	8	0.3
Capital protected index-linked note—host contract (Note 9)	—	2,366	—	2,366	77.9
Capital protected index-linked note—derivative(2) (Note 9)	—	12	—	12	0.4

	1,298	23,066	8	24,372	802.5

Liabilities
Derivative contracts(2)	—	50	—	50	1.6
  (1)
  Bank deposits with original maturities of three months or less are included in cash equivalents. Bank deposits with maturities of more than three months are classified as term deposits.

  (2)
  Amounts are measured at fair value on a recurring basis.

Schedule of carrying amounts and fair values of debt securities

	2011		2012
	Carrying amount	Fair value	Carrying amount		Fair value
	RUR	RUR	RUR	$	RUR	$
Puttable floating-rate note	805	808	—	—	—	—
Credit-linked notes	3,382	3,328	2,430	80.0	2,404	79.2

Total	4,187	4,136	2,430	80.0	2,404	79.2

PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net of accumulated depreciation and amortization

	2011	2012	2012
	RUR	RUR	$
Servers and network equipment	5,774	7,517	247.5
Infrastructure systems	2,006	3,092	101.8
Land and buildings	404	823	27.1
Office furniture and equipment	564	731	24.1
Leasehold improvements	413	577	19.0
Other equipment	60	82	2.6
Assets not yet in use	1,149	568	18.7
Purchased technologies and licenses	904	1,598	52.6

Total	11,274	14,988	493.4
Less: accumulated depreciation and amortization	(4,358)	(6,893)	(226.9)

Total property and equipment, net	6,916	8,095	266.5

Schedule of estimated amortization expense over the next five years for purchased technologies and licenses included in property and equipment

	RUR	$
For the year ending December 31, 2013	336	11.1
For the year ending December 31, 2014	262	8.6
For the year ending December 31, 2015	220	7.2
For the year ending December 31, 2016	159	5.2
For the year ending December 31, 2017	84	2.8
Thereafter	—	—

Total	1,061	34.9

INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET
Schedule of Intangible assets, net of amortization

	2011			2012
	Cost	Less: Accumulated amortization	Net carrying value	Cost	Less: Accumulated amortization	Net carrying value	Net carrying value
	RUR	RUR	RUR	RUR	RUR	RUR	$
Software	297	(42)	255	283	(114)	169	5.6
Patents and licenses	165	(27)	138	161	(66)	95	3.1
Customer relationships	67	(3)	64	62	(13)	49	1.6
Contracts with suppliers	23	(17)	6	23	(19)	4	0.1
Non-compete agreements	18	—	18	17	(11)	6	0.2

Total intangible assets	570	(89)	481	546	(223)	323	10.6

Schedule of estimated amortization expense for intangible assets

	RUR	$
For the year ending December 31, 2013	85	2.8
For the year ending December 31, 2014	46	1.5
For the year ending December 31, 2015	41	1.3
For the year ending December 31, 2016	41	1.3
For the year ending December 31, 2017	41	1.3
Thereafter	69	2.4

Total	323	10.6

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL
Schedule of changes in the carrying amount of goodwill

	2011	2012	2012
	RUR	RUR	$
Balance at the beginning of the period	284	754	24.8
Goodwill acquired	470	—	—
Foreign currency translation adjustment	—	(4)	(0.1)

Balance at the end of the period	754	750	24.7

ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

	2011	2012	2012
	RUR	RUR	$
Trade accounts payable and accrued liabilities	1,462	2,081	68.5
Salary and other compensation expenses payable/accrued to employees	248	432	14.3

Total accounts payable and accrued liabilities	1,710	2,513	82.8

INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAX
Schedule of provision for income taxes

	2010	2011	2012	2012
	RUR	RUR	RUR	$
Current provision for income tax—Russia	(1,170)	(1,689)	(2,281)	(75.1)
Current provision for income tax—other	(14)	(25)	2	0.1
Deferred income tax benefit—Russia	6	115	(58)	(1.9)
Deferred income tax (expense)/ benefit—other	(8)	54	(14)	(0.5)

Total provision for income taxes	(1,186)	(1,545)	(2,351)	(77.4)

Schedule of components of net income before income taxes

	2010	2011	2012	2012
	RUR	RUR	RUR	$
Net income before income taxes—Russia	5,274	7,713	11,350	373.7
Net income before income taxes—other	(271)	(395)	(776)	(25.6)

Total net income before income taxes	5,003	7,318	10,574	348.1

Schedule of statutory Russian income tax rate reconciled to the Company's effective income tax rate

	2010	2011	2012	2012
	RUR	RUR	RUR	$
Expected provision at Russian statutory income tax rate	1,001	1,464	2,115	69.6
Effect of:
Tax on dividends	94	—	13	0.4
Non-deductible share-based compensation	33	49	75	2.5
Other expenses not deductible for tax purposes	47	49	183	6.0
Difference in foreign tax rates	11	(15)	(39)	(1.2)
Effect of change in tax rate	4	(2)	4	0.1
Other permanent differences	26	—	—	—
Change in valuation allowance	(30)	—	—	—

Provision for income taxes	1,186	1,545	2,351	77.4

Schedule of reconciliation of the total amounts of unrecognized income tax benefits

	2010	2011	2012	2012
	RUR	RUR	RUR	$
Balance at the beginning of the period	13	15	97	3.2
Increases/(decreases) related to prior years tax positions	2	89	(72)	(2.4)
Increases related to current year tax positions	—	—	2	0.1
Settlements	—	(10)	—	—
Foreign currency translation adjustment	—	3	(2)	(0.1)

Balance at the end of the period	15	97	25	0.8

Schedule of deferred tax assets and liabilities

	2011	2012	2012
	RUR	RUR	$
Assets/(liabilities) arising from tax effect of:
Deferred tax asset
Accrued expenses	215	222	7.3
Net operating loss carryforward	27	271	8.9
Other	58	8	0.3

Total deferred tax asset	300	501	16.5
Deferred tax liability
Property and equipment	(123)	(325)	(10.7)
Intangible assets	(61)	(85)	(2.8)
Other	(7)	(51)	(1.7)

Total deferred tax liability	(191)	(461)	(15.2)
Net deferred tax asset/(liability)	109	40	1.3
Net deferred tax asset, current	296	456	15.0
Net deferred tax asset, non-current	2	35	1.2
Net deferred tax liability, current	—	(3)	(0.1)
Net deferred tax liability, non-current	(189)	(448)	(14.8)

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments due under non-cancellable operating leases

Payments due in the years ending December 31,	10-year Moscow lease	Other leases	Total	Total
	RUR	RUR	RUR	$
2013	787	626	1,413	46.5
2014	1,014	446	1,460	48.1
2015	1,042	235	1,277	42.0
2016	1,071	131	1,202	39.6
2017 and thereafter	1,746	23	1,769	58.2

Total	5,660	1,461	7,121	234.4

SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL
Schedule of share capital

 The share capital as of each balance sheet date is as follows (EUR in millions):

	December 31, 2011			December 31, 2012
	Shares	EUR	RUR	Shares	EUR	RUR
Authorized:	4,549,827,751			4,318,989,446
Priority share	1			1
Preference shares	2,000,000,001			2,000,000,001
Class A ordinary shares	2,000,000,000			2,000,000,000
Class B ordinary shares	273,764,304			159,494,722
Class C ordinary shares	276,063,445			159,494,722
Issued and fully paid:	432,981,653	€27.9	995	355,732,713	€17.0	547
Priority share	1	—	—	1	—	—
Preference shares	—	—	—	—	—	—
Class A ordinary shares	159,217,348	1.6	66	202,318,864	2.0	83
Class B ordinary shares	164,621,382	16.5	531	125,441,218	12.5	362
Class C ordinary shares	109,142,922	9.8	399	27,972,630	2.5	102

SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION
Schedule of weighted average assumptions used in the BSM pricing model for grants made

	2010	2011	2012
Dividend yield	—	—	—
Expected annual volatility	62%	65%	54%
Risk-free interest rate	4.00%	1.6%	0.78%
Expected life of the awards (years)	6.08 - 6.12	6.12 - 6.17	5.51 - 7.02
Weighted-average grant date fair value of awards (per share)	$4.04	$12.82	$10.13

Summary of awards activity for the Company

	Options		SARs		RSUs
	Quantity	Weighted average exercise price per share	Quantity	Weighted average exercise price per share	Quantity	Weighted average exercise price per share
Outstanding as of January 1, 2012	14,346,268	$4.19	797,660	$20.80	—	—

Granted	—	—	820,000	20.08	1,922,028	—
Exercised	(3,903,880)	3.03	—	—	(1,562)	—
Forfeited	(258,126)	8.92	(58,540)	20.99	(48,763)	—
Cancelled	(50,491)	25.00	(657,855)	20.70	—	—

Outstanding as of December 31, 2012	10,133,771	$4.42	901,265	$20.21	1,871,703	—

Summary of information about outstanding and exercisable awards

The following table summarizes information about outstanding and exercisable awards under the 2007 Plan as of December 31, 2012:

		Awards Outstanding			Awards Exercisable
Exercise Price ($)	Type of award	Number outstanding	Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value	Number exercisable	Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
0.83	Option	1,205,000	2.50	$25.0	1,205,000	2.50	$25.0
2.16	Option	1,441,655	3.55	27.9	1,441,655	3.55	27.9
2.74	Option	1,201,502	4.42	22.6	1,201,502	4.42	22.6
3.40	Option	846,315	5.09	15.3	846,315	5.09	15.3
3.43	Option	630,244	6.32	11.4	548,682	6.32	9.9
3.51	Option	1,245,425	6.86	22.5	873,175	6.86	15.7
4.16	Option	1,310,773	7.43	22.8	660,273	7.43	11.5
8.77	Option	2,084,857	7.85	26.6	955,607	7.85	12.2
25.00	Option	168,000	8.40	—	63,000	8.40	—

Total Options		10,133,771	5.70	174.1	7,795,209	5.15	140.1
16.95	SARs	9,375	8.97	—	2,344	8.97	—
18.44	SARs	—	—	—	—	—	—
19.00	SARs	370,000	9.57	0.9	—	—	—
20.99	SARs	101,890	8.92	0.1	25,473	8.92	—
21.05	SARs	400,000	9.88	0.2	—	—	—
23.19	SARs	20,000	9.18	—	—	—	—

Total SARs		901,265	9.62	1.2	27,817	8.92	—
nil	RSUs	1,871,703	9.54	40.3	83,351	8.89	1.8

Total		12,906,739	6.53	$215.6	7,906,377	5.20	$141.9

Summary of information about non-vested share awards

	Options		SARs		RSUs
	Quantity	Weighted Average Grant Date Fair Value	Quantity	Weighted Average Grant Date Fair Value	Quantity	Weighted Average Grant Date Fair Value
Non-vested as of January 1, 2012	4,544,699	4.20	797,660	12.33	—	—

Granted	—	—	820,000	10.26	1,922,028	19.09
Vested	(1,923,950)	3.70	(27,816)	12.24	(84,913)	16.08
Forfeited	(258,126)	5.41	(58,540)	12.45	(48,763)	18.94
Cancelled	(24,062)	15.14	(657,855)	12.28	—	—

Non-vested as of December 31, 2012	2,338,561	4.37	873,449	10.43	1,788,352	19.23

Summary of activity of the ex-plan options

	Quantity	Weighted Average Exercise Price
Outstanding as of December 31, 2011	289,600	€0.01

Exercised	(15,910)	0.01

Outstanding as of December 31, 2012	273,690	€0.01

Summary of information about non-vested ex-plan share options

	Quantity	Weighted Average Grant Date Fair Value
Non-vested as of December 31, 2011	189,000	$3.42

Vested	(36,400)	3.42

Non-vested as of December 31, 2012	152,600	$3.42

INFORMATION ABOUT REVENUES & GEOGRAPHIC AREAS (Tables)	12 Months Ended
Dec. 31, 2012
INFORMATION ABOUT REVENUES & GEOGRAPHIC AREAS
Schedule of components of revenues

	2010	2011	2012	2012
	RUR	RUR	RUR	$
Advertising revenue(1):
Text-based advertising:
Yandex websites	9,454	14,590	20,610	678.6
Yandex ad network websites	1,506	2,922	4,898	161.2

Total text-based advertising	10,960	17,512	25,508	839.8
Display advertising	1,229	2,096	2,592	85.4

Total advertising revenue	12,189	19,608	28,100	925.2
Online payment commissions	263	383	552	18.1
Other revenues	48	42	115	3.8

Total revenues	12,500	20,033	28,767	947.1

(1)
The Company records revenue net of VAT, commissions and discounts. Because it is impractical to track commissions and discounts for text-based advertising revenues generated on Yandex websites and on those of the Yandex ad network members separately, the Company has allocated commissions and discounts between its Yandex websites and the Yandex ad network websites proportionately to their respective gross revenue contributions.

Schedule of revenues and long-lived assets other than financial instruments and deferred tax assets by geographic area

	2010	2011	2012	2012
	RUR	RUR	RUR	$
Revenues:
Russia	12,211	19,352	27,300	898.8
Rest of the world	289	681	1,467	48.3

Total revenues	12,500	20,033	28,767	947.1

Long-lived assets, net:
Russia	3,516	6,963	8,447	278.1
US	1	1,413	1,043	34.3
Rest of the world	92	395	408	13.5

Total long-lived assets, net	3,609	8,771	9,898	325.9

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2010 RUB	Dec. 31, 2011 Russia	Dec. 31, 2010 Russia	Dec. 31, 2012 Russia Minimum	Dec. 31, 2012 Russia Maximum
Convenience Translation
Exchange rate of RUR to $1.00		30.3727
Advertising Revenues
Advertising sales commissions	$ 86.6	2,631	1,916	998
Advertising and Promotional Expenses
Promotional and advertising expenses	29.6	900	364	157
Government Funds Contributions
Employer's contribution to governmental pension, medical and social funds (as a percent)					34.00%	26.00%	10.00%	30.00%
Comprehensive Income
Accumulated other comprehensive income	$ 31.6	961	1,828

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2012
Servers and network equipment
Property and Equipment
Estimated useful lives	3 years
Infrastructure systems | Maximum
Property and Equipment
Estimated useful lives	10 years
Infrastructure systems | Minimum
Property and Equipment
Estimated useful lives	3 years
Office furniture and equipment
Property and Equipment
Estimated useful lives	3 years
Buildings | Maximum
Property and Equipment
Estimated useful lives	20 years
Buildings | Minimum
Property and Equipment
Estimated useful lives	10 years
Leasehold improvements | Maximum
Property and Equipment
Estimated useful lives	5 years
Other equipment | Maximum
Property and Equipment
Estimated useful lives	5 years
Other equipment | Minimum
Property and Equipment
Estimated useful lives	3 years
Purchased technologies and licenses | Maximum
Property and Equipment
Estimated useful lives	5 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
Dec. 31, 2012
Minimum
Intangible assets with definite lives
Estimated useful lives	10 months 24 days
Maximum
Intangible assets with definite lives
Estimated useful lives	15 years
Weighted average
Intangible assets with definite lives
Estimated useful lives	6 years 1 month 20 days
Software | Minimum
Intangible assets with definite lives
Estimated useful lives	1 year 1 month 6 days
Software | Maximum
Intangible assets with definite lives
Estimated useful lives	7 years 1 month 6 days
Customer relationships | Minimum
Intangible assets with definite lives
Estimated useful lives	1 year 1 month 6 days
Customer relationships | Maximum
Intangible assets with definite lives
Estimated useful lives	15 years
Contracts with suppliers | Minimum
Intangible assets with definite lives
Estimated useful lives	10 months 24 days
Contracts with suppliers | Maximum
Intangible assets with definite lives
Estimated useful lives	5 years 10 months 24 days
Patents and licenses | Minimum
Intangible assets with definite lives
Estimated useful lives	3 years 4 months 24 days
Patents and licenses | Maximum
Intangible assets with definite lives
Estimated useful lives	7 years 1 month 6 days
Non-compete agreements | Minimum
Intangible assets with definite lives
Estimated useful lives	1 year 1 month 6 days
Non-compete agreements | Maximum
Intangible assets with definite lives
Estimated useful lives	2 years

NET INCOME PER SHARE (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2010 RUB	Dec. 31, 2012 Class A USD ($)	Dec. 31, 2012 Class A RUB	Dec. 31, 2011 Class A RUB	Dec. 31, 2010 Class A RUB	Dec. 31, 2012 Class B USD ($)	Dec. 31, 2012 Class B RUB	Dec. 31, 2011 Class B RUB	Dec. 31, 2010 Class B RUB
NET INCOME PER SHARE
Number of Share-Based Awards excluded from the diluted net income per ordinary share computation (in shares)	1,139,956	1,139,956	1,128,660	7,433,400
NET INCOME PER SHARE
Net income, allocated for basic	$ 270.7	8,223	5,773	3,817	$ 150.2	4,564	1,785	352	$ 120.5	3,659	3,988	3,465
Reallocation of net income as a result of conversion of Class B to Class A shares					120.5	3,659	3,988	3,465
Reallocation of net income to Class B shares									0.7	22	(18)	4
Net income, allocated for diluted					$ 270.7	8,223	5,773	3,817	$ 121.2	3,681	3,970	3,469
Weighted average ordinary shares outstanding-basic	326,210,948	326,210,948	315,541,639	303,817,388	181,039,148	181,039,148	97,579,615	28,024,801	145,171,800	145,171,800	217,962,024	275,792,587
Dilutive effect of:
Conversion of Class B to Class A shares (in shares)					145,171,800	145,171,800	217,962,024	275,792,587
Ordinary Share-Based Awards (in shares)					9,479,648	9,479,648	12,613,448	4,763,212	5,129,207	5,129,207	7,683,679	4,620,555
Weighted average ordinary shares outstanding-diluted	335,690,596	335,690,596	328,155,087	308,580,600	335,690,596	335,690,596	328,155,087	308,580,600	150,301,007	150,301,007	225,645,703	280,413,142
Net income per share attributable to ordinary shareholders:
Basic (in USD or RUR per share)	$ 0.83	25.21	18.3	12.56	$ 0.83	25.21	18.3	12.56	$ 0.83	25.21	18.3	12.56
Diluted (in USD or RUR per share)	$ 0.81	24.5	17.59	12.37	$ 0.81	24.5	17.59	12.37	$ 0.81	24.5	17.59	12.37

BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS (Details) (Seismotech LLC) In Millions, unless otherwise specified	1 Months Ended
	Jul. 31, 2012 USD ($)	Jul. 31, 2012 RUB
Equity method investment
Ownership interest acquired (as a percent)	25.00%	25.00%
Purchase consideration	$ 0.9	27
Term of an option to buy specified percentage of voting interest at a fixed price	3 years	3 years
Specified percentage of voting interest acquirable at fixed price under option	25.00%	25.00%

BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS (Details 2) In Millions, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Jul. 31, 2012 Face.com (formerly known as Vizi Information Labs Ltd.) USD ($)	Jul. 31, 2012 Face.com (formerly known as Vizi Information Labs Ltd.) RUB	Jul. 31, 2012 Face.com (formerly known as Vizi Information Labs Ltd.) Facebook
Equity method investment
Cash consideration	$ 5.7	174	$ 5.7	174
Number of shares received as consideration					142,479
Gain on sale of ownership interest	$ 7.7	234	$ 7.7	234

BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS (Details 3) In Millions, unless otherwise specified	0 Months Ended			0 Months Ended
	Nov. 23, 2011 SPB USD ($) item	Nov. 23, 2011 SPB RUB	Nov. 23, 2011 SPB Maximum [Member] USD ($)	Nov. 23, 2011 SPB Software RUB	Nov. 23, 2011 SPB Patents, customer relationships and non-compete agreements RUB	Nov. 23, 2011 SPB Patents RUB	Nov. 23, 2011 SPB Customer relationships RUB	Nov. 23, 2011 SPB Non-compete agreements RUB	Nov. 23, 2012 SPB Software, Inc.	Nov. 23, 2012 SPB Software, Ltd.	Nov. 23, 2012 SPB Software, Co., Ltd.
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Ownership interest acquired (as a percent)	100.00%	100.00%							100.00%	100.00%	100.00%
Number of legal entities acquired	3	3
Cash consideration for acquisition of the entity	$ 24.3	745
Contingent consideration payable		433	14.1
Contingent consideration paid	7.1	216
ASSETS:
Cash and cash equivalents		10
Current assets		16
Property and equipment		4
Intangible assets		390		233	157	78	62	17
Goodwill		470
Total assets		890
LIABILITIES:
Current liabilities		17
Non-current liabilities		81
Deferred tax liabilities		47
Net assets		745
Total purchase consideration		745
Amortization period of intangible assets acquired				7 years 1 month 6 days

BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS (Details 4) (Blekko) In Millions, unless otherwise specified	Aug. 31, 2011 USD ($)	Aug. 31, 2011 RUB
Cost method investment
Cost method investment ownership percentage acquired	9.70%	9.70%
Cost method investment acquired	$ 15	478

BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS (Details 5) (GIS, RUB) In Millions, unless otherwise specified	0 Months Ended
Jul. 02, 2010
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Ownership interest acquired (as a percent)	100.00%
Cash consideration for acquisition of the entity	143
ASSETS:
Current assets	6
Property and equipment	1
Intangible assets	102
Goodwill	62
Total assets	171
LIABILITIES:
Current liabilities	8
Deferred tax liabilities	20
Net assets	143
Total purchase consideration	143
Cartographical and geodesic license
ASSETS:
Intangible assets	84
LIABILITIES:
Amortization period of intangible assets acquired	8 years 6 months
Software
ASSETS:
Intangible assets	18
LIABILITIES:
Amortization period of intangible assets acquired	4 years 3 months 18 days

BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS (Details 6) (Face.com (formerly known as Vizi Information Labs Ltd.)) In Millions, unless otherwise specified	1 Months Ended
	Aug. 31, 2010 USD ($)	Aug. 31, 2010 RUB
Equity method investment
Ownership interest acquired (as a percent)	18.40%	18.40%
Purchase consideration	$ 3	92

CASH AND CASH EQUIVALENTS, NON-CURRENT RESTRICTED CASH (Details) In Millions, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 USD ($)	Dec. 31, 2011 RUB	Dec. 31, 2010 RUB	Dec. 31, 2009 RUB
Cash and cash equivalents
Cash	$ 30.5	926		590
Cash equivalents:
Bank deposits	182.1	5,530		1,737
Investments in money market funds	31.9	969		3,603
Total cash and cash equivalents	$ 244.5	7,425	$ 195.2	5,930	3,025	2,199

ACCOUNTS RECEIVABLE, NET (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2010 RUB
Accounts receivable
Trade receivables	$ 60.7	1,842	1,335
Allowance for doubtful accounts	(2.5)	(75)	(89)
Total accounts receivable, net	58.2	1,767	1,246
Movements in the allowance for doubtful accounts
Balance at the beginning of the period	2.9	89	64	40
Charges to expenses	0.6	17	25	24
Utilization	(1)	(31)
Balance at the end of the period	$ 2.5	75	89	64

ASSETS HELD FOR SALE AND LIABILITIES RELATED TO ASSETS HELD FOR SALE (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2012 Yandex.Money USD ($)	Dec. 31, 2012 Yandex.Money RUB	Dec. 31, 2011 Yandex.Money RUB	Jun. 30, 2013 Yandex.Money Forecast USD ($)	Jun. 30, 2013 Yandex.Money Forecast RUB
ASSETS HELD FOR SALE AND LIABILITIES RELATED TO ASSETS HELD FOR SALE
Percentage of interest in the charter capital sold							75.00%	75.00%
Amount of interest excluded from the percentage of interest sold in the charter capital								1
Consideration for sale of interest							60,000,000	1,822,000,000
Percentage of blocking interest held by parent							25.00%	25.00%
Amount of blocking interest in addition to ownership percentage								1
Assets held for sale
Cash and cash equivalents				38,300,000	1,164,000,000	392,000,000
Term deposits				4,900,000	150,000,000	490,000,000
Funds receivable, net				6,300,000	190,000,000	168,000,000
Goodwill				12,400,000	378,000,000	378,000,000
Other				4,700,000	142,000,000	120,000,000
Total assets held for sale	66,600,000	2,024,000,000	1,656,000,000	66,600,000	2,024,000,000	1,548,000,000
Liabilities related to assets held for sale
Funds payable and amounts due to customers				52,500,000	1,596,000,000	1,174,000,000
Other				800,000	23,000,000	22,000,000
Total liabilities related to assets held for sale	53,300,000	1,619,000,000	1,196,000,000	53,300,000	1,619,000,000	1,196,000,000
Server equipment held for sale			108,000,000

OTHER CURRENT AND NON-CURRENT ASSETS (Details) In Millions, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB
Other current assets
Interest receivable	$ 18.4	558	78
VAT reclaimable	16.5	502	348
Other receivables	2.8	85	21
Prepaid taxes	0.6	18	56
Inventory	0.3	8	3
Other	1.5	46	23
Total other current assets	40.1	1,217	529
Other non-current assets
Loans to employees	6.6	199	137
Other receivables	2.2	68
Marketable securities (Note 9)	1.3	39
Other	1.2	36	4
Total other non-current assets	$ 11.3	342	141

INVESTMENTS IN DEBT AND EQUITY SECURITIES (Details) In Millions, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2012 Blekko USD ($)	Dec. 31, 2012 Blekko RUB	Dec. 31, 2011 Blekko RUB	Dec. 31, 2011 Face.com (formerly known as Vizi Information Labs Ltd.) RUB	Dec. 31, 2012 Seismotech LLC USD ($)	Dec. 31, 2012 Seismotech LLC RUB	Dec. 31, 2012 Other USD ($)	Dec. 31, 2012 Other RUB	Dec. 31, 2012 Facebook USD ($)	Dec. 31, 2012 Facebook RUB	Dec. 31, 2012 Capital protected index-linked note USD ($)	Dec. 31, 2012 Capital protected index-linked note RUB	Dec. 31, 2011 Capital protected index-linked note RUB	Dec. 31, 2011 Puttable floating-rate note RUB	Dec. 31, 2012 Credit-linked notes USD ($)	Dec. 31, 2012 Credit-linked notes RUB	Dec. 31, 2011 Credit-linked notes RUB	Dec. 31, 2012 Other USD ($)	Dec. 31, 2012 Other RUB
Investment in debt and equity securities
Total investments in debt securities	$ 158.4	4,810	6,733											$ 78.3	2,378	2,546	805	$ 80	2,430	3,382	$ 0.1	2
Total investments in non-marketable equity securities	16.5	500	569	15	456	483	86	1.2	35	0.3	9
Current marketable securities	2.5	76										2.5	76
Non-current marketable securities	$ 1.3	39										$ 1.3	39

DERIVATIVE FINANCIAL INSTRUMENTS (Details) In Millions, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2012 Derivative contracts not designated as hedging instruments USD ($)	Dec. 31, 2012 Derivative contracts not designated as hedging instruments RUB	Dec. 31, 2011 Derivative contracts not designated as hedging instruments RUB	Dec. 31, 2012 Foreign exchange contracts Derivative contracts not designated as hedging instruments Investments in debt securities USD ($)	Dec. 31, 2012 Foreign exchange contracts Derivative contracts not designated as hedging instruments Investments in debt securities RUB	Dec. 31, 2011 Foreign exchange contracts Derivative contracts not designated as hedging instruments Investments in debt securities RUB	Dec. 31, 2012 Foreign exchange contracts Derivative contracts not designated as hedging instruments Accounts payable and accrued liabilities RUB	Dec. 31, 2011 Foreign exchange contracts Derivative contracts not designated as hedging instruments Accounts payable and accrued liabilities RUB	Dec. 31, 2012 Foreign exchange contracts Derivative contracts not designated as hedging instruments Other accrued liabilities USD ($)	Dec. 31, 2012 Foreign exchange contracts Derivative contracts not designated as hedging instruments Other accrued liabilities RUB	Dec. 31, 2011 Foreign exchange contracts Derivative contracts not designated as hedging instruments Other accrued liabilities RUB	Dec. 31, 2012 Equity purchase contracts Derivative contracts not designated as hedging instruments Investments in non-marketable equity securities USD ($)	Dec. 31, 2012 Equity purchase contracts Derivative contracts not designated as hedging instruments Investments in non-marketable equity securities RUB
Derivative assets:
Total derivative assets	$ 0.7	20	44				$ 0.4	12	44						$ 0.3	8
Derivative liabilities:
Total derivative liabilities	1.6	50	60							1	1	1.6	49	59
Derivative instruments not designated as hedging instruments
Effect of derivative instruments not designated as hedging instruments on income				$ (0.6)	(18)	42

FAIR VALUE MEASUREMENTS (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2010 RUB	Dec. 31, 2012 Level 1 RUB	Dec. 31, 2011 Level 1 RUB	Dec. 31, 2012 Level 1 Recurring basis RUB	Dec. 31, 2012 Level 2 RUB	Dec. 31, 2011 Level 2 RUB	Dec. 31, 2012 Level 2 Capital protected index-linked note RUB	Dec. 31, 2011 Level 2 Capital protected index-linked note RUB	Dec. 31, 2012 Level 2 Recurring basis RUB	Dec. 31, 2011 Level 2 Recurring basis RUB	Dec. 31, 2012 Level 2 Recurring basis Capital protected index-linked note RUB	Dec. 31, 2011 Level 2 Recurring basis Capital protected index-linked note RUB	Dec. 31, 2012 Level 3 RUB	Dec. 31, 2012 Level 3 Recurring basis RUB	Dec. 31, 2012 Total USD ($)	Dec. 31, 2012 Total RUB	Dec. 31, 2011 Total RUB	Dec. 31, 2012 Total Capital protected index-linked note USD ($)	Dec. 31, 2012 Total Capital protected index-linked note RUB	Dec. 31, 2011 Total Capital protected index-linked note RUB	Dec. 31, 2012 Total Recurring basis USD ($)	Dec. 31, 2012 Total Recurring basis RUB	Dec. 31, 2011 Total Recurring basis RUB	Dec. 31, 2012 Total Recurring basis Capital protected index-linked note USD ($)	Dec. 31, 2012 Total Recurring basis Capital protected index-linked note RUB	Dec. 31, 2011 Total Recurring basis Capital protected index-linked note RUB
Cash equivalents:
Bank deposits	$ 182.1	5,530	1,737					5,530	1,737									$ 182.1	5,530	1,737
Investments in money market funds	31.9	969	3,603		969	3,603												31.9	969	3,603
Term deposits, current	152.4	4,629	4,789					4,629	4,789									152.4	4,629	4,789
Term deposits, non-current	340.1	10,330	2,344					10,330	2,344									340.1	10,330	2,344
Marketable securities, current	2.5	76					76																	2.5	76
Marketable securities, non-current	1.3	39					39																	1.3	39
Restricted cash	7	214	454		214	454												7	214	454
Loans to employees	6.6	199	137					199	137									6.6	199	137
Derivative contracts																	8							0.3	8
Capital protected index-linked note-host contract										2,366	2,502										77.9	2,366	2,502
Capital protected index-linked note-derivative														12	44												0.4	12	44
Fair value of financial assets					1,298	4,057		23,066	11,553							8		802.5	24,372	15,610
Liabilities
Derivative contracts												50	60											1.6	50	60
Additional disclosures
Total gains attributable to bank deposits and investments in money market funds	$ 30	910	204	156

FAIR VALUE MEASUREMENTS (Details 2) In Millions, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2011 Puttable floating-rate note RUB	Dec. 31, 2012 Credit-linked notes USD ($)	Dec. 31, 2012 Credit-linked notes RUB	Dec. 31, 2011 Credit-linked notes RUB	Dec. 31, 2012 Carrying amount USD ($)	Dec. 31, 2012 Carrying amount RUB	Dec. 31, 2011 Carrying amount RUB	Dec. 31, 2011 Carrying amount Puttable floating-rate note RUB	Dec. 31, 2012 Carrying amount Credit-linked notes USD ($)	Dec. 31, 2012 Carrying amount Credit-linked notes RUB	Dec. 31, 2011 Carrying amount Credit-linked notes RUB	Dec. 31, 2012 Fair value USD ($)	Dec. 31, 2012 Fair value RUB	Dec. 31, 2011 Fair value RUB	Dec. 31, 2011 Fair value Puttable floating-rate note RUB	Dec. 31, 2012 Fair value Credit-linked notes USD ($)	Dec. 31, 2012 Fair value Credit-linked notes RUB	Dec. 31, 2011 Fair value Credit-linked notes RUB
Carrying amounts and fair values of debt
Total								$ 80	2,430	4,187					$ 79.2	2,404	4,136	808	$ 79.2	2,404	3,328
Held-to-maturity Securities, Noncurrent	$ 158.4	4,810	6,733	805	$ 80	2,430	3,382				805	$ 80	2,430	3,382

PROPERTY AND EQUIPMENT, NET (Details) In Millions, unless otherwise specified	12 Months Ended																									12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2010 RUB	Dec. 31, 2012 Servers and network equipment USD ($)	Dec. 31, 2012 Servers and network equipment RUB	Dec. 31, 2011 Servers and network equipment RUB	Dec. 31, 2012 Infrastructure systems USD ($)	Dec. 31, 2012 Infrastructure systems RUB	Dec. 31, 2011 Infrastructure systems RUB	Dec. 31, 2012 Land and buildings USD ($)	Dec. 31, 2012 Land and buildings RUB	Dec. 31, 2011 Land and buildings RUB	Dec. 31, 2012 Office furniture and equipment USD ($)	Dec. 31, 2012 Office furniture and equipment RUB	Dec. 31, 2011 Office furniture and equipment RUB	Dec. 31, 2012 Leasehold improvements USD ($)	Dec. 31, 2012 Leasehold improvements RUB	Dec. 31, 2011 Leasehold improvements RUB	Dec. 31, 2012 Other equipment USD ($)	Dec. 31, 2012 Other equipment RUB	Dec. 31, 2011 Other equipment RUB	Dec. 31, 2012 Assets not yet in use USD ($)	Dec. 31, 2012 Assets not yet in use RUB	Dec. 31, 2011 Assets not yet in use RUB	Dec. 31, 2012 Purchased technologies and licenses USD ($)	Dec. 31, 2012 Purchased technologies and licenses RUB	Dec. 31, 2011 Purchased technologies and licenses RUB	Dec. 31, 2010 Purchased technologies and licenses RUB
PROPERTY AND EQUIPMENT, NET
Total	$ 493.4	14,988	11,274		$ 247.5	7,517	5,774	$ 101.8	3,092	2,006	$ 27.1	823	404	$ 24.1	731	564	$ 19	577	413	$ 2.6	82	60	$ 18.7	568	1,149	$ 52.6	1,598	904
Less: accumulated depreciation and amortization	(226.9)	(6,893)	(4,358)
Total property and equipment, net	266.5	8,095	6,916
Leasehold improvements included in assets not yet in use	0.9	26	66
Depreciation expenses related to property and equipment, except for purchased technologies and licenses	82.3	2,498	1,620	1,030
Amortization expenses related to purchased technologies and licenses																										10.3	314	206	117
Estimated amortization expense
For the year ending December31, 2013																										11.1	336
For the year ending December 31, 2014																										8.6	262
For the year ending December 31, 2015																										7.2	220
For the year ending December 31, 2016																										5.2	159
For the year ending December 31, 2017																										2.8	84
Total																										$ 34.9	1,061

INTANGIBLE ASSETS, NET (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2010 RUB	Dec. 31, 2012 Software USD ($)	Dec. 31, 2012 Software RUB	Dec. 31, 2011 Software RUB	Dec. 31, 2012 Patents and licenses USD ($)	Dec. 31, 2012 Patents and licenses RUB	Dec. 31, 2011 Patents and licenses RUB	Dec. 31, 2012 Customer relationships USD ($)	Dec. 31, 2012 Customer relationships RUB	Dec. 31, 2011 Customer relationships RUB	Dec. 31, 2012 Contracts with suppliers USD ($)	Dec. 31, 2012 Contracts with suppliers RUB	Dec. 31, 2011 Contracts with suppliers RUB	Dec. 31, 2012 Non-compete agreements USD ($)	Dec. 31, 2012 Non-compete agreements RUB	Dec. 31, 2011 Non-compete agreements RUB
INTANGIBLE ASSETS, NET
Cost		546	570			283	297		161	165		62	67		23	23		17	18
Less: Accumulated amortization		(223)	(89)			(114)	(42)		(66)	(27)		(13)	(3)		(19)	(17)		(11)
Net carrying value	10.6	323	481		5.6	169	255	3.1	95	138	1.6	49	64	0.1	4	6	0.2	6	18
Amortization expenses of intangible assets	4.6	139	48	34
Estimated amortization expense
For the year ending December 31, 2013	2.8	85
For the year ending December 31, 2014	1.5	46
For the year ending December 31, 2015	1.3	41
For the year ending December 31, 2016	1.3	41
For the year ending December 31, 2017	1.3	41
Thereafter	2.4	69
Total	$ 10.6	323

GOODWILL (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB
Changes in the carrying amount of goodwill
Balance at the beginning of the period	$ 24.8	754	284
Goodwill acquired			470
Foreign currency translation adjustment	(0.1)	(4)
Balance at the end of the period	$ 24.7	750	754

ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) In Millions, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade accounts payable and accrued liabilities	$ 68.5	2,081	1,462
Salary and other compensation expenses payable/accrued to employees	14.3	432	248
Total accounts payable and accrued liabilities	$ 82.8	2,513	1,710

INCOME TAX (Details) In Millions, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2010 RUB	Dec. 31, 2012 Other accrued liabilities USD ($)	Dec. 31, 2012 Other accrued liabilities RUB	Dec. 31, 2011 Other accrued liabilities RUB	Dec. 31, 2011 Accounts payable and accrued liabilities RUB	Dec. 31, 2012 Russia USD ($)	Dec. 31, 2012 Russia RUB	Dec. 31, 2011 Russia RUB	Dec. 31, 2010 Russia RUB	Dec. 31, 2012 Other USD ($)	Dec. 31, 2012 Other RUB	Dec. 31, 2011 Other RUB	Dec. 31, 2010 Other RUB	Dec. 31, 2012 Netherlands	Dec. 31, 2011 Netherlands	Dec. 31, 2010 Netherlands	Dec. 31, 2012 Yandex LLC Russia	Dec. 31, 2011 Yandex LLC Russia	Dec. 31, 2010 Yandex LLC Russia
INCOME TAX
Federal and local income tax rate (as a percent)																				20.00%	20.00%	20.00%
Income tax rate (as a percent)																	25.00%	25.00%	25.50%
Dividend withholding tax (as a percent)									5.00%	5.00%
Provision for income taxes
Current provision for income tax									$ (75.1)	(2,281)	(1,689)	(1,170)	$ 0.1	2	(25)	(14)
Deferred income tax (expense)/ benefit									(1.9)	(58)	115	6	(0.5)	(14)	54	(8)
Total provision for income taxes	(77.4)	(2,351)	(1,545)	(1,186)					(77.4)	(2,351)	(1,545)	(1,186)
Components of net income before income taxes
Net income before income taxes	348.1	10,574	7,318	5,003					373.7	11,350	7,713	5,274	(25.6)	(776)	(395)	(271)
Statutory Russian income tax rate reconciled to the company's effective income tax rate
Expected provision at Russian statutory income tax rate									69.6	2,115	1,464	1,001
Effect of:
Tax on dividends									0.4	13		94
Non-deductible share-based compensation									2.5	75	49	33
Other expenses not deductible for tax purposes									6	183	49	47
Difference in foreign tax rates									(1.2)	(39)	(15)	11
Effect of change in tax rate									0.1	4	(2)	4
Other permanent differences												26
Change in valuation allowance												(30)
Provision for income taxes	77.4	2,351	1,545	1,186					77.4	2,351	1,545	1,186
Unrecognized income tax benefits
Accruals for unrecognized income tax benefits	0.8	25	97	15	0.8	25	85	12
Gross amount of increases (decreases) in unrecognized tax benefits resulting from interest and penalties.	(0.4)	(13)	15	2
Benefit (expense) as a result of recording interest and penalties as a part of provision of income tax	(0.4)	(13)		2
Amount of income tax benefits having a reasonable possibility of successfully being challenged by the tax authorities	0.1	3
Reconciliation of the total amounts of unrecognized income tax benefits
Balance at the beginning of the period	3.2	97	15	13	0.8	25	85	12
Increases/(decreases) related to prior years tax positions	(2.4)	(72)	89	2
Increases related to current year tax positions	0.1	2
Settlements			(10)
Foreign currency translation adjustment	(0.1)	(2)	3
Balance at the end of the period	0.8	25	97	15	0.8	25	85	12
Deferred tax asset
Accrued expenses	7.3	222	215
Net operating loss carryforward	8.9	271	27
Other	0.3	8	58
Total deferred tax asset	16.5	501	300
Deferred tax liability
Property and equipment	(10.7)	(325)	(123)
Intangible assets	(2.8)	(85)	(61)
Other	(1.7)	(51)	(7)
Total deferred tax liability	(15.2)	(461)	(191)
Net deferred tax asset/(liability)	1.3	40	109
Net deferred tax asset, current	15	456	296
Net deferred tax asset, non-current	1.2	35	2
Net deferred tax liability, current	(0.1)	(3)
Net deferred tax liability, non-current	$ (14.8)	(448)	(189)

INCOME TAX (Details 2) In Millions, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2012 Dutch USD ($)	Dec. 31, 2012 Dutch RUB
Operating loss carryforwards
Net operating loss carryforwards			$ 11	333
Benefit related to NOLs to be recorded in additional paid-in capital if and when realized			0.8	25
Benefit related to other tax effects to be recorded in additional paid-in capital if and when realized	$ 7.9	240

INCOME TAX (Details 3) (Unremitted earnings of foreign subsidiaries) In Millions, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB
INCOME TAX
Cumulative amount of unremitted earnings upon which dividend withholding taxes have not been provided	$ 742	22,538
Unrecognized deferred tax liability	$ 37.1	1,127

COMMITMENTS AND CONTINGENCIES (Details) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended		1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2010 RUB	Dec. 31, 2008 10-year Moscow lease	Dec. 31, 2012 10-year Moscow lease RUB	Apr. 30, 2011 Other leases item	Dec. 31, 2012 Other leases RUB
Lease and Other Commitments
Term of lease					10 years
Number of lease agreements entered into by the entity							2
Future minimum lease payments
2013	$ 46.5	1,413				787		626
2014	48.1	1,460				1,014		446
2015	42	1,277				1,042		235
2016	39.6	1,202				1,071		131
2017 and thereafter	58.2	1,769				1,746		23
Total	234.4	7,121				5,660		1,461
Rent expenses under operating leases	54.5	1,656	1,199	809
Purchase commitments
2013	6.9	211
2014	6.1	186
2015	4.5	136
2016	3.9	119
2017	3.9	118
Thereafter	2.8	84
Environment and Current Economic Situation
Unrecognized tax benefit recorded as liabilities, exclusive of interest and penalties	0.7	20
Liability for potential penalties related to unrecognized tax benefits	0.1	3
Liability for potential interest related to unrecognized tax benefits	0.1	2
Accrued contingencies related to non-income taxes	$ 0.8	25

DIVIDENDS (Details) In Millions, unless otherwise specified	0 Months Ended		12 Months Ended
	Jul. 26, 2010 USD ($)	Jul. 26, 2010 RUB	Dec. 31, 2010 RUB
DIVIDENDS
Interim dividend	$ 30	911	911

SHARE CAPITAL (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended																	12 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($) item	Dec. 31, 2012 EUR (€) item	Dec. 31, 2012 RUB item	Dec. 31, 2011 EUR (€)	Dec. 31, 2011 RUB	Dec. 31, 2012 Class A EUR (€) item	Dec. 31, 2012 Class A RUB	Dec. 31, 2011 Class A EUR (€)	Dec. 31, 2011 Class A RUB	Dec. 31, 2012 Class B EUR (€) item	Dec. 31, 2012 Class B RUB	Dec. 31, 2011 Class B EUR (€)	Dec. 31, 2011 Class B RUB	Dec. 31, 2012 Class C EUR (€)	Dec. 31, 2012 Class C RUB	Dec. 31, 2011 Class C EUR (€)	Dec. 31, 2011 Class C RUB	Dec. 31, 2012 Class C Yandex Conversion Foundation EUR (€) item	Dec. 31, 2012 Priority share EUR (€)	Dec. 31, 2011 Priority share EUR (€)	Dec. 31, 2012 Priority share Sberbank EUR (€)	Sep. 21, 2009 Priority share Sberbank EUR (€)	Dec. 31, 2012 Preference shares EUR (€)	Dec. 31, 2011 Preference shares EUR (€)
SHARE CAPITAL
Number of authorized classes of ordinary shares	3	3	3
Common stock par value (in euros per share)						€ 0.01		€ 0.01		€ 0.1		€ 0.1		€ 0.09		€ 0.09		€ 0.09
Number of votes per ordinary share						1	1			10	10							9
Maximum dividend rate (in euros per share)																		€ 0.01
Accumulation of stakes in excess of which, the priority shareholder has a right to veto (as a percent)																					25.00%
Par value (in euros per share)																			€ 1	€ 1	€ 1	€ 1	€ 0.01	€ 0.01
Period of irrevocable authority to issue shares and grant rights thereon																							5 years
Maximum subsequent period of irrevocable authority to issue shares and grant rights																							5 years
Preference shares dividend variable rate basis																							12-month EURIBOR
Preference shares dividend basis spread on variable rate (as a percent)																							2.00%
Share capital
Authorized (in shares)	4,318,989,446	4,318,989,446	4,318,989,446	4,549,827,751	4,549,827,751
Preferred shares authorized																			1	1			2,000,000,001	2,000,000,001
Shares authorized						2,000,000,000	2,000,000,000	2,000,000,000	2,000,000,000	159,494,722	159,494,722	273,764,304	273,764,304	159,494,722	159,494,722	276,063,445	276,063,445
Issued and fully paid (in shares)	355,732,713	355,732,713	355,732,713	432,981,653	432,981,653
Preferred shares issued																			1	1			0	0
Ordinary shares issued						202,318,864	202,318,864	159,217,348	159,217,348	125,441,218	125,441,218	164,621,382	164,621,382	27,972,630	27,972,630	109,142,922	109,142,922
Common stock value (in EUR or RUR)	$ 14.7	€ 17	547	€ 27.9	995	€ 2	83	€ 1.6	66	€ 12.5	362	€ 16.5	531	€ 2.5	102	€ 9.8	399

SHARE-BASED COMPENSATION (Details) (USD $)	12 Months Ended											1 Months Ended	12 Months Ended
	Dec. 31, 2012 Minimum	Dec. 31, 2012 Options and SARs	Dec. 31, 2011 Options and SARs	Dec. 31, 2010 Options and SARs	Dec. 31, 2012 Options and SARs Minimum	Dec. 31, 2011 Options and SARs Minimum	Dec. 31, 2010 Options and SARs Minimum	Dec. 31, 2012 Options and SARs Maximum	Dec. 31, 2011 Options and SARs Maximum	Dec. 31, 2010 Options and SARs Maximum	Jan. 29, 2001 2001 Plan	Oct. 31, 2012 2007 Plan	Dec. 31, 2012 2007 Plan	Dec. 31, 2012 2007 Plan Options	Dec. 31, 2012 2007 Plan SARs	Dec. 31, 2012 2007 Plan RSUs
SHARE-BASED COMPENSATION
Number of options authorized for issuance to employees (in shares)											36,909,292
Maximum percentage of issued share capital authorized for issuance of share based awards															10.00%
Vesting period													4 years
Percentage of options vesting after one year													25.00%
Vesting period for specific portion of awards													1 year
Period after the first year during which award vests quarterly													3 years
Period following the consummation of a change of control within which the grantee ceases to be an eligible participant													3 months
Maximum term of awards granted under the plan													10 years
Exchange ratio of SARs and options for RSUs												2
Number of awards exchanged (in shares)												692,855
Weighted average assumptions used in the BSM pricing model for grants made
Dividend yield (as a percent)		0.00%	0.00%	0.00%
Expected annual volatility (as a percent)		54.00%	65.00%	62.00%
Risk-free interest rate (as a percent)		0.78%	1.60%	4.00%
Expected life of the awards					5 years 6 months 4 days	6 years 1 month 13 days	6 years 29 days	7 years 7 days	6 years 2 months 1 day	6 years 1 month 13 days
Weighted-average grant date fair value of awards (in dollars per share)		$ 10.13	$ 12.82	$ 4.04
Requisite service period	1 year
Quantity
Outstanding at the beginning of the period (in shares)														14,346,268
Exercised (in shares)														(3,903,880)
Forfeited (in shares)														(258,126)
Cancelled (in shares)														(50,491)
Outstanding at the end of the period (in shares)														10,133,771
Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars per share)														$ 4.19
Exercised (in dollars per share)														$ 3.03
Forfeited (in dollars per share)														$ 8.92
Cancelled (in dollars per share)														$ 25
Outstanding at the end of the period (in dollars per share)														$ 4.42
Quantity
Outstanding at the beginning of the period (in shares)															797,660
Granted (in shares)															820,000	1,922,028
Exercised (in shares)																(1,562)
Forfeited (in shares)															(58,540)	(48,763)
Cancelled (in shares)															(657,855)
Outstanding at the end of the period (in shares)															901,265	1,871,703
Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars per share)															$ 20.8
Granted (in dollars per share)															$ 20.08
Forfeited (in dollars per share)															$ 20.99
Cancelled (in dollars per share)															$ 20.7
Outstanding at the end of the period (in dollars per share)															$ 20.21

SHARE-BASED COMPENSATION (Details 2) (2007 Plan, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Awards Outstanding
Number outstanding (in shares)	12,906,739
Average Remaining Contractual Life	6 years 6 months 11 days
Aggregate Intrinsic Value	$ 215.6
Awards Exercisable
Number exercisable (in shares)	7,906,377
Average Remaining Contractual Life	5 years 2 months 12 days
Aggregate Intrinsic Value	141.9
Option
Awards Outstanding
Number outstanding (in shares)	10,133,771	14,346,268
Average Remaining Contractual Life	5 years 8 months 12 days
Aggregate Intrinsic Value	174.1
Awards Exercisable
Number exercisable (in shares)	7,795,209
Average Remaining Contractual Life	5 years 1 month 24 days
Aggregate Intrinsic Value	140.1
SARs
Awards Outstanding
Number outstanding (in shares)	901,265
Average Remaining Contractual Life	9 years 7 months 13 days
Aggregate Intrinsic Value	1.2
Number outstanding (in shares)	901,265	797,660
Awards Exercisable
Number exercisable (in shares)	27,817
Average Remaining Contractual Life	8 years 11 months 1 day
RSUs
Awards Outstanding
Average Remaining Contractual Life	9 years 6 months 14 days
Aggregate Intrinsic Value	40.3
Number outstanding (in shares)	1,871,703
Awards Exercisable
Number exercisable (in shares)	83,351
Average Remaining Contractual Life	8 years 10 months 20 days
Aggregate Intrinsic Value	1.8
$0.83
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 0.83
$0.83 | Option
Awards Outstanding
Number outstanding (in shares)	1,205,000
Average Remaining Contractual Life	2 years 6 months
Aggregate Intrinsic Value	25
Awards Exercisable
Number exercisable (in shares)	1,205,000
Average Remaining Contractual Life	2 years 6 months
Aggregate Intrinsic Value	25
$2.16
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 2.16
$2.16 | Option
Awards Outstanding
Number outstanding (in shares)	1,441,655
Average Remaining Contractual Life	3 years 6 months 18 days
Aggregate Intrinsic Value	27.9
Awards Exercisable
Number exercisable (in shares)	1,441,655
Average Remaining Contractual Life	3 years 6 months 18 days
Aggregate Intrinsic Value	27.9
$2.74
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 2.74
$2.74 | Option
Awards Outstanding
Number outstanding (in shares)	1,201,502
Average Remaining Contractual Life	4 years 5 months 1 day
Aggregate Intrinsic Value	22.6
Awards Exercisable
Number exercisable (in shares)	1,201,502
Average Remaining Contractual Life	4 years 5 months 1 day
Aggregate Intrinsic Value	22.6
$3.40
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 3.4
$3.40 | Option
Awards Outstanding
Number outstanding (in shares)	846,315
Average Remaining Contractual Life	5 years 1 month 2 days
Aggregate Intrinsic Value	15.3
Awards Exercisable
Number exercisable (in shares)	846,315
Average Remaining Contractual Life	5 years 1 month 2 days
Aggregate Intrinsic Value	15.3
$3.43
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 3.43
$3.43 | Option
Awards Outstanding
Number outstanding (in shares)	630,244
Average Remaining Contractual Life	6 years 3 months 25 days
Aggregate Intrinsic Value	11.4
Awards Exercisable
Number exercisable (in shares)	548,682
Average Remaining Contractual Life	6 years 3 months 25 days
Aggregate Intrinsic Value	9.9
$3.51
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 3.51
$3.51 | Option
Awards Outstanding
Number outstanding (in shares)	1,245,425
Average Remaining Contractual Life	6 years 10 months 10 days
Aggregate Intrinsic Value	22.5
Awards Exercisable
Number exercisable (in shares)	873,175
Average Remaining Contractual Life	6 years 10 months 10 days
Aggregate Intrinsic Value	15.7
$4.16
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 4.16
$4.16 | Option
Awards Outstanding
Number outstanding (in shares)	1,310,773
Average Remaining Contractual Life	7 years 5 months 5 days
Aggregate Intrinsic Value	22.8
Awards Exercisable
Number exercisable (in shares)	660,273
Average Remaining Contractual Life	7 years 5 months 5 days
Aggregate Intrinsic Value	11.5
$8.77
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 8.77
$8.77 | Option
Awards Outstanding
Number outstanding (in shares)	2,084,857
Average Remaining Contractual Life	7 years 10 months 6 days
Aggregate Intrinsic Value	26.6
Awards Exercisable
Number exercisable (in shares)	955,607
Average Remaining Contractual Life	7 years 10 months 6 days
Aggregate Intrinsic Value	12.2
$25.00
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 25
$25.00 | Option
Awards Outstanding
Number outstanding (in shares)	168,000
Average Remaining Contractual Life	8 years 4 months 24 days
Awards Exercisable
Number exercisable (in shares)	63,000
Average Remaining Contractual Life	8 years 4 months 24 days
$16.95
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 16.95
$16.95 | SARs
Awards Outstanding
Number outstanding (in shares)	9,375
Average Remaining Contractual Life	8 years 11 months 19 days
Awards Exercisable
Number exercisable (in shares)	2,344
Average Remaining Contractual Life	8 years 11 months 19 days
$19.00
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 19
$19.00 | SARs
Awards Outstanding
Number outstanding (in shares)	370,000
Average Remaining Contractual Life	9 years 6 months 25 days
Aggregate Intrinsic Value	0.9
$20.99
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 20.99
$20.99 | SARs
Awards Outstanding
Number outstanding (in shares)	101,890
Average Remaining Contractual Life	8 years 11 months 1 day
Aggregate Intrinsic Value	0.1
Awards Exercisable
Number exercisable (in shares)	25,473
Average Remaining Contractual Life	8 years 11 months 1 day
$21.05
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 21.05
$21.05 | SARs
Awards Outstanding
Number outstanding (in shares)	400,000
Average Remaining Contractual Life	9 years 10 months 17 days
Aggregate Intrinsic Value	$ 0.2
$23.19
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 23.19
$23.19 | SARs
Awards Outstanding
Number outstanding (in shares)	20,000
Average Remaining Contractual Life	9 years 2 months 5 days

SHARE-BASED COMPENSATION (Details 3) (2007 Plan) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2012 Option USD ($)	Dec. 31, 2012 SARs USD ($)	Dec. 31, 2012 RSUs USD ($)
Quantity
Non-vested at the beginning of the period (in shares)			4,544,699
Vested (in shares)			(1,923,950)
Forfeited (in shares)			(258,126)
Cancelled (in shares)			(24,062)
Non-vested at the end of the period (in shares)			2,338,561
Weighted Average Grant Date Fair Value
Non-vested at the beginning of the period (in dollars per share)			$ 4.2
Vested (in dollars per share)			$ 3.7
Forfeited (in dollars per share)			$ 5.41
Cancelled (in dollars per share)			$ 15.14
Non-vested at the end of the period (in dollars per share)			$ 4.37
Quantity
Non-vested at the beginning of the period (in shares)				797,660
Granted (in shares)				820,000	1,922,028
Vested (in shares)				(27,816)	(84,913)
Forfeited (in shares)				(58,540)	(48,763)
Cancelled (in shares)				(657,855)
Non-vested at the end of the period (in shares)				873,449	1,788,352
Cancelled (in dollars per share)
Non-vested at the beginning of the period (in dollars per share)				$ 12.33
Granted (in dollars per share)				$ 10.26	$ 19.09
Vested (in dollars per share)				$ 12.24	$ 16.08
Forfeited (in dollars per share)				$ 12.45	$ 18.94
Cancelled (in dollars per share)				$ 12.28
Non-vested at the end of the period (in dollars per share)				$ 10.43	$ 19.23
Unamortized share-based compensation expense related to unvested share options, RSUs and SARs	$ 46.9	1,425
Weighted average period for recognition of unamortized share-based compensation expense	3 years 22 days	3 years 22 days
Number of restricted stock units expected to vest (in shares)					1,585,684

SHARE-BASED COMPENSATION (Details 4) In Millions, except Share data, unless otherwise specified	12 Months Ended							1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2010 RUB	Dec. 31, 2011 Phantom Share Units USD ($)	Dec. 31, 2012 Ex-Plan USD ($)	Dec. 31, 2012 Ex-Plan Restricted Shares USD ($)	Jan. 31, 2009 Ex-Plan Performance based options Mediaselling	Dec. 31, 2012 Ex-Plan Performance based options Mediaselling USD ($)	Dec. 31, 2012 Ex-Plan Performance based options Mediaselling EUR (€)	Dec. 31, 2012 Ex-Plan Performance based options Mediaselling RUB	Nov. 30, 2011 Ex-Plan RSUs SPB Software Group	Dec. 31, 2012 Ex-Plan RSUs SPB Software Group USD ($)	Dec. 31, 2012 Ex-Plan RSUs SPB Software Group RUB
SHARE-BASED COMPENSATION
Number of share based awards outstanding (in shares)							11,424						23,125	23,125
Weighted average grant date fair value of outstanding share based awards (in dollars per share)							$ 3.4						$ 16.94
Number of options granted (in shares)								378,000
Quantity
Outstanding at the beginning of the period (in shares)									289,600	289,600
Exercised (in shares)									(15,910)	(15,910)
Outstanding at the end of the period (in shares)									273,690	273,690
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)										€ 0.01
Exercised (in dollars or euros per share)										€ 0.01
Outstanding at the end of the period (in dollars per share)										€ 0.01
Quantity
Non-vested at the beginning of the period (in shares)									189,000	189,000
Vested (in shares)									(36,400)	(36,400)
Non-vested at the end of the period (in shares)									152,600	152,600
Weighted Average Grant Date Fair Value
Non-vested at the beginning of the period (in dollars per share)									$ 3.42
Vested (in dollars per share)									$ 3.42
Non-vested at the end of the period (in dollars per share)									$ 3.42
Remaining contractual life of options									6 years 4 months 13 days	6 years 4 months 13 days
Intrinsic value of outstanding options (in dollars or rubles)									$ 5.9		179
Number of exercisable options (in shares)									121,090	121,090
Intrinsic value of exercisable options (in dollars or rubles)									2.6		79
Unamortized share-based compensation expense related to unvested options						0
Number of awards granted (in shares)					77,230							25,000
Average Remaining Contractual Life													8 years 11 months 19 days	8 years 11 months 19 days
Intrinsic value (in dollars or rubles)													0.5	15
Number of exercisable awards (in shares)													6,250	6,250
Intrinsic value (in dollars or rubles)													0.1	4
Unamortized share-based compensation expense (in dollars or rubles)													0.3	9
Period for recognition of unamortized share-based compensation expense													3 years	3 years
Share-based compensation expense recognized (in dollars or rubles)	12.4	376	329	160	43
Tax benefits related to share-based compensation expense recognized (in dollars or rubles)	$ 0.1	4	27

INFORMATION ABOUT REVENUES & GEOGRAPHIC AREAS (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2010 RUB	Dec. 31, 2012 Text-based advertising USD ($)	Dec. 31, 2012 Text-based advertising RUB	Dec. 31, 2011 Text-based advertising RUB	Dec. 31, 2010 Text-based advertising RUB	Dec. 31, 2012 Yandex websites USD ($)	Dec. 31, 2012 Yandex websites RUB	Dec. 31, 2011 Yandex websites RUB	Dec. 31, 2010 Yandex websites RUB	Dec. 31, 2012 Yandex ad network websites USD ($)	Dec. 31, 2012 Yandex ad network websites RUB	Dec. 31, 2011 Yandex ad network websites RUB	Dec. 31, 2010 Yandex ad network websites RUB	Dec. 31, 2012 Display advertising USD ($)	Dec. 31, 2012 Display advertising RUB	Dec. 31, 2011 Display advertising RUB	Dec. 31, 2010 Display advertising RUB
Information about revenues
Total advertising revenue	$ 925.2	28,100	19,608	12,189	$ 839.8	25,508	17,512	10,960	$ 678.6	20,610	14,590	9,454	$ 161.2	4,898	2,922	1,506	$ 85.4	2,592	2,096	1,229
Online payment commissions	18.1	552	383	263
Other revenues	3.8	115	42	48
Total revenues	$ 947.1	28,767	20,033	12,500

INFORMATION ABOUT REVENUES & GEOGRAPHIC AREAS (Details 2) In Millions, unless otherwise specified	12 Months Ended												12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2010 RUB	Dec. 31, 2012 Russia USD ($)	Dec. 31, 2012 Russia RUB	Dec. 31, 2011 Russia RUB	Dec. 31, 2010 Russia RUB	Dec. 31, 2012 US USD ($)	Dec. 31, 2012 US RUB	Dec. 31, 2011 US RUB	Dec. 31, 2010 US RUB	Dec. 31, 2012 Rest of the world USD ($)	Dec. 31, 2012 Rest of the world RUB	Dec. 31, 2011 Rest of the world RUB	Dec. 31, 2010 Rest of the world RUB
Revenues:
Total revenues	$ 947.1	28,767	20,033	12,500	$ 898.8	27,300	19,352	12,211					$ 48.3	1,467	681	289
Long-lived assets, net:
Total long-lived assets, net	$ 325.9	9,898	8,771	3,609	$ 278.1	8,447	6,963	3,516	$ 34.3	1,043	1,413	1	$ 13.5	408	395	92

SUBSEQUENT EVENTS (Details) (USD $)	12 Months Ended			3 Months Ended
	Dec. 31, 2012 2007 Plan RSUs	Dec. 31, 2012 2007 Plan SARs	Mar. 07, 2013 Subsequent event Class A	Mar. 31, 2013 Subsequent event 2007 Plan RSUs and SARs	Mar. 31, 2013 Subsequent event 2007 Plan RSUs	Mar. 31, 2013 Subsequent event 2007 Plan SARs
Subsequent events
Awards granted (in shares)	1,922,028	820,000			76,180	50,000
Measurement price (in dollars per share)	$ 19.09	$ 10.26		$ 23.29
Number of shares authorized for repurchase on the open market			12,000,000